UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA			02108
(Address of principal executive offices)			(Zip code)

3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders.

This page intentionally left blank.

Semi-Annual Report September 30, 2014 (Unaudited)

Table of Contents

Economic and Market Summary	3

Boston Trust Asset Management Fund
Investment Performance	4
Schedule of Portfolio Investments	10
Financial Statements	12
Financial Highlights	14

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	19
Financial Statements	20
Financial Highlights	22

Boston Trust SMID Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	23
Financial Statements	24
Financial Highlights	26

Boston Trust Small Cap Fund
Investment Performance	8
Schedule of Portfolio Investments	27
Financial Statements	28
Financial Highlights	30

Environmental, Social and Governance Research and Action Update	31

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	38
Financial Statements	40
Financial Highlights	42

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	43
Financial Statements	44
Financial Highlights	46

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	47
Financial Statements	48
Financial Highlights	50

Walden SMID Cap Innovations Fund
Investment Performance	36
Schedule of Portfolio Investments	51
Financial Statements	52
Financial Highlights	54

Walden Small Cap Innovations Fund
Investment Performance	37
Schedule of Portfolio Investments	55
Financial Statements	56
Financial Highlights	58

Notes to Financial Statements	59
Supplementary Information	65

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company and an affiliate of Walden Asset Management (Walden), serves as investment adviser (the Adviser) to the Boston Trust & Walden Funds and receives a fee for its services. Walden, a division of Boston Trust & Investment Management Company, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by BHIL Distributors, Inc. Member FINRA.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Photography credits:

•             Cover: Bruce Field

•             Pages 1, 5, 6, 34, 35 and 37: Jim Gallagher

•             Pages 4, 7 and 36: Rebecca Monette

•             Pages 8 and 33: Janet C. Dygert

This page intentionally left blank.

The Boston Trust & Walden Funds A Registered Investment Company

Boston Trust and Walden Funds	Domenic Colasacco, CFA
Economic and Market Summary	Portfolio Manager and President
(Unaudited)	Boston Trust Investment Management, Inc.

The primary stock market indices posted mixed results over the past six months. US large cap stocks continued their now five-year-old rally, but other equity market indices, including those of smaller and internationally-based companies, registered losses over this span. Interest rates, and thus bond values, during the period were comparatively stable even though the Federal Reserve (the “Fed”) continued to taper its bond purchases. A lower Federal budget deficit helped to offset the reduction in Fed purchases. Moreover, global investors have readily replaced the Fed’s volume of purchases as they have sought the safety, and ironically, yield, of US Treasuries given even lower interest rates in virtually every other economically developed country.

Global economic conditions this year have progressed close to expectations. Among key developed economies, the best GDP(1) growth continues to be here in the United States with business activity accelerating in the spring and summer months, along with steady (though still modest) gains in employment, income, and consumer spending. Within the economy, the previously depressed housing and automotive sectors continue to perform comparatively well, especially the latter where unit sales have returned to prior peaks. Domestic energy production has also been outstanding, with oil extraction reaching levels not seen in over 30 years; moreover, energy related investment has been a major contributor to business capital spending and gains in oil production have helped to reduce our long standing trade deficit. That said, should the significant decline in oil prices we have seen over the last few months persist, the industry’s capital investment is unlikely to sustain the same pace as incremental energy projects become uneconomical with today’s lower prices.

Economic trends are not nearly as strong in either Japan or Europe as they are here in the United States, yet neither has fallen into a broad-based recession as was feared a few years ago. A combination of aggressive central bank monetary policies and low inflation has kept interest rates near zero in both regions. As usual, conditions in key emerging market economies vary greatly. China and India continue to post among the best GDP gains, but economies in Brazil and Russia are both weak, the latter hurt by geopolitical tensions and depressed commodity prices, particularly for oil. Taken collectively, current trends suggest that real global GDP for 2014 is likely to expand just below the 3% rate anticipated earlier this year. Most economic forecasters—and investors—expect similar 2015 GDP growth, accompanied once again by low inflation and interest rates throughout developed economies. As always, financial market values are likely to adjust quickly should actual events differ from expectations.

Since the economic crisis of 2008/2009, the Fed has flooded the banking system with liquidity. The stated objective has been to improve economic activity by making money both cheaper and more available. Spoken of less frequently, but just as important, has been the Fed’s goal of improving business and consumer confidence, in large part by restoring the value of financial assets. We can state safely that the latter goal has been achieved. Indeed, bond yields and credit spreads are both near historical lows, which have lifted bond values to record levels. Virtually all of the primary equity indices also reached record levels this year, helped by the valuation driven gains of 2012/2013. Prices of so-called alternative investment options, ranging from real estate to private equity, have not been left behind. The natural consequence of several years of broad-based price increases is that values of virtually all investment assets are no longer unusually attractive. In our view, among the range of current investment choices, stocks offer the best potential to generate attractive returns over the next three to five years, provided we are correct in assuming that global GDP will continue to expand.

Our conclusion reflects the fact that by most of the usual valuation metrics, stocks, in the aggregate, are far from extreme levels. For example, collectively, the companies that comprise the S&P 500 sell at roughly 16 times anticipated 2015 profits. That is just above the historical average, and still reasonable based on the equity valuation models we utilize that incorporate growth prospects, dividend yield, profit margins and interest rates. With respect to equity investments within our Funds, we continue to avoid the temptation to purchase richly appraised stocks in the social media, cloud computing, and biotech sectors, among others, which garner media headlines. While many of these may succeed as companies, it will be more difficult for their stocks to reward future investors given the huge growth implicit in current valuations. As usual, equity emphasis throughout our Funds remains in companies across a broad range of sectors with above average financial strength and lower-risk business structures. Such emphasis is unlikely to help comparative equity performance if financial markets enter a more speculative phase, but we remain confident that the higher-quality stocks we emphasize have the potential to generate competitive returns, with lower risk, over the longer-term.

(1) The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in a given country in a given year.

Boston Trust Asset Management Fund September 30, 2014	Investment Performance (Unaudited)

Fund Net Asset Value:	$41.24
Gross Expense Ratio(1):	0.93%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio includes the impact of repayment of fees and expenses which were previously reimbursed under the terms of the Fund’s contractual expense limitation agreement, which continues through August 1, 2015 and may be terminated thereafter. The contractual fee limit under the agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Boston Trust Asset Management Fund(1)	3.02%	11.40%	10.64%	7.02%
S&P 500 Index	6.42%	19.73%	15.70%	8.11%
Barclays U.S. Government/Credit Index	2.10%	4.08%	4.27%	4.59%
Citigroup 90-Day U.S. Treasury Bill Index	0.02%	0.04%	0.08%	1.51%
Morningstar U.S. Open-End Moderate Allocation Funds Average	2.29%	9.83%	9.79%	6.41%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. The Morningstar U.S. Open-End Moderate Allocation Funds Average is an average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund September 30, 2014

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Boston Trust Equity Fund(1)	3.15%	13.66%	13.39%	7.49%
S&P 500 Index	6.42%	19.73%	15.70%	8.11%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.29
Gross Expense Ratio(1):	0.96%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio includes the impact of repayment of fees and expenses which were previously reimbursed under the terms of the Fund’s contractual expense limitation agreement, which continues through August 1, 2015 and may be terminated thereafter. The contractual fee limit under the agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
September 30, 2014

Fund Net Asset Value:	$15.41
Gross Expense Ratio(1):	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

	For the period ended 9/30/14
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Year	9/24/07
Boston Trust Midcap Fund(1)	2.53%	11.15%	15.97%	8.53%
Russell Midcap® Index	3.22%	15.83%	17.19%	7.60%

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2014, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund September 30, 2014

	For the period ended 9/30/14
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	11/30/11
Boston Trust SMID Cap Fund(1)	-4.23%	3.78%	12.69%
Russell 2500™ Index	-1.97%	8.97%	18.58%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to September 30, 2014, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.92
Gross Expense Ratio(1):	1.59%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

Boston Trust Small Cap Fund	Investment Performance (Unaudited)
September 30, 2014

Fund Net Asset Value:	$14.64
Gross Expense Ratio(1):	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Boston Trust Small Cap Fund(1),*	-6.93%	-0.52%	12.60%	8.87%
Russell 2000® Index	-5.46%	3.93%	14.29%	8.19%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The performance of the collective investment fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Adviser’s expense limitation for its initial year of investment operations. The collective investment fund was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the collective investment fund had been registered, the collective investment fund’s performance may have been adversely affected.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

This page intentionally left blank.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (78.9%)
Consumer Discretionary (8.9%)
Advance Auto Parts, Inc.	2,500	325,750
Autoliv, Inc.	30,000	2,757,600
Comcast Corp., Class A	100,000	5,378,000
DIRECTV (a)	35,000	3,028,200
Johnson Controls, Inc.	25,000	1,100,000
NIKE, Inc., Class B	70,000	6,244,000
Nordstrom, Inc.	45,000	3,076,650
Omnicom Group, Inc.	70,000	4,820,200
Ross Stores, Inc.	40,000	3,023,200
Wal-Mart Stores, Inc.	5,000	382,350
		30,135,950
Consumer Staples (7.7%)
Church & Dwight Co., Inc.	30,000	2,104,800
Colgate-Palmolive Co.	30,000	1,956,600
Costco Wholesale Corp.	35,000	4,386,200
Diageo PLC, Sponsored ADR	30,000	3,462,000
McCormick & Co., Inc.	25,000	1,672,500
Nestle SA, Sponsored ADR	50,000	3,681,500
PepsiCo, Inc.	40,000	3,723,600
Procter & Gamble Co.	35,000	2,930,900
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	695,600
SYSCO Corp.	35,000	1,328,250
		25,941,950
Energy (7.1%)
Apache Corp.	5,000	469,350
Chevron Corp.	50,000	5,966,000
ConocoPhillips	45,000	3,443,400
Exxon Mobil Corp.	100,000	9,405,000
Schlumberger Ltd.	47,500	4,830,275
		24,114,025
Financials (12.4%)
American Express Co.	30,000	2,626,200
BB&T Corp.	45,000	1,674,450
Chubb Corp.	70,000	6,375,600
Cincinnati Financial Corp.	100,000	4,705,000
Comerica, Inc.	60,000	2,991,600
Commerce Bancshares, Inc.	26,250	1,171,931
JPMorgan Chase & Co.	100,000	6,024,000
M&T Bank Corp.	10,000	1,232,900
Northern Trust Corp.	22,500	1,530,675
PNC Financial Services Group, Inc.	40,000	3,423,200
State Street Corp.	25,000	1,840,250
T. Rowe Price Group, Inc.	75,000	5,880,000
US Bancorp	55,000	2,300,650
		41,776,456
Health Care (10.0%)
Becton, Dickinson & Co.	50,000	5,690,500
C.R. Bard, Inc.	35,000	4,994,850
DENTSPLY International, Inc.	50,000	2,280,000
Edwards Lifesciences Corp. (a)	25,000	2,553,750
Express Scripts Holding Co. (a)	50,000	3,531,500
Johnson & Johnson, Inc.	25,000	2,664,750
Medtronic, Inc.	20,000	1,239,000
Mettler-Toledo International, Inc. (a)	7,500	1,920,975
Roche Holding AG, Sponsored ADR	120,000	4,438,800
St. Jude Medical, Inc.	20,000	1,202,600
Stryker Corp.	20,000	1,615,000
Varian Medical Systems, Inc. (a)	20,000	1,602,400
		33,734,125

	Shares or
	Principal
	Amount ($)

Industrials (14.8%)
3M Co.	35,000	4,958,800
Deere & Co.	5,000	409,950
Donaldson Co., Inc.	110,000	4,469,300
Emerson Electric Co.	70,000	4,380,600
Hubbell, Inc., Class B	42,500	5,122,525
Illinois Tool Works, Inc.	70,000	5,909,400
Precision Castparts Corp.	30,000	7,106,401
Rockwell Collins, Inc.	55,000	4,317,500
Union Pacific Corp.	20,000	2,168,400
United Parcel Service, Inc., Class B	50,000	4,914,500
W.W. Grainger, Inc.	25,000	6,291,250
		50,048,626
Information Technology (13.5%)
Accenture PLC, Class A	70,000	5,692,400
Apple, Inc.	70,000	7,052,500
Automatic Data Processing, Inc.	70,000	5,815,600
EMC Corp.	150,000	4,389,000
Google, Inc., Class A (a)	2,000	1,176,820
Google, Inc., Class C (a)	5,000	2,886,800
Intel Corp.	25,000	870,500
International Business Machines Corp.	7,500	1,423,725
Microsoft Corp.	140,000	6,490,400
Oracle Corp.	125,000	4,785,000
QUALCOMM, Inc.	30,000	2,243,100
Visa, Inc.	12,500	2,667,125
		45,492,970
Materials (4.5%)
Air Products & Chemicals, Inc.	22,500	2,929,050
AptarGroup, Inc.	30,000	1,821,000
Ecolab, Inc.	25,000	2,870,750
Sigma-Aldrich Corp.	55,000	7,480,550
		15,101,350

TOTAL COMMON STOCKS (Cost $137,665,747)		266,345,452

CORPORATE BONDS (3.1%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	544,941

Financials (2.6%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	225,340
American Express Co., 2.65%, 12/2/22	1,926,000	1,860,107
American Express Co., 7.00%, 3/19/18	1,500,000	1,747,780
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,119,069
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,552,831
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	658,976
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,552,782
		8,716,885
Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	327,095

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	750,000	851,167

TOTAL CORPORATE BONDS (Cost $9,502,528)		10,440,088

See Notes to Financial Statements

	Principal
Security Description	Amount ($)	Fair Value ($)

MUNICIPAL BONDS (2.0%)
Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,120,430

Illinois (0.4%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 11/3/14 @ 100	600,000	601,986
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	539,860
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	259,368
		1,401,214
Massachusetts (0.7%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	521,428
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,763,294
		2,284,722
Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	500,000	530,435

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	287,320

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	227,440
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100, Prerefunded 5/1/18 @ 100	750,000	875,528
		1,102,968

TOTAL MUNICIPAL BONDS (Cost $6,339,116)		6,727,089

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (14.0%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,885,078
3.39%, 2/1/28	2,000,000	1,991,868
3.85%, 12/26/25	2,770,000	2,937,305
		16,814,251
Federal Home Loan Bank
2.88%, 9/13/24	2,500,000	2,503,420
4.13%, 12/13/19	2,000,000	2,211,076
		4,714,496
Government National Mortgage Association
4.00%, 9/15/40	582,179	618,897

U.S. Treasury Note
2.38%, 6/30/18	7,000,000	7,237,342
2.75%, 2/15/24	17,500,000	17,914,260
		25,151,602
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,704,812)		47,299,246

	Shares

INVESTMENT COMPANIES (1.8%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	6,189,077	6,189,077
TOTAL INVESTMENT COMPANIES (Cost $6,189,077)		6,189,077

Total Investments (Cost $206,401,280)(c) — 99.8%		337,000,952
Other assets in excess of liabilities — 0.2%		663,241
NET ASSETS — 100.0%		$337,664,193

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2014

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $206,401,280)	$337,000,952
Interest and dividends receivable	859,331
Receivable for capital shares issued	7,000
Receivable for tax reclaims	50,789
Prepaid expenses and other assets	14,633
Total Assets	337,932,705
Liabilities:
Payable for capital shares redeemed	32,602
Accrued expenses and other liabilities:
Investment adviser	211,088
Administration and accounting	6,479
Custodian	2,529
Transfer agent	601
Trustee	127
Other	15,086
Total Liabilities	268,512
Net Assets	$337,664,193
Composition of Net Assets:
Capital	$196,625,919
Accumulated net investment income	2,952,241
Accumulated net realized gains from investment transactions	7,486,361
Net unrealized appreciation from investments	130,599,672
Net Assets	$337,664,193
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,187,796
Net Asset Value, Offering and Redemption price per share	$41.24

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Interest	$944,646
Dividends	2,678,508
Total Investment Income	3,623,154
Expenses:
Investment adviser	1,296,171
Administration and accounting	176,362
Custodian	26,555
Transfer agency	16,686
Shareholder servicing	1,517
Chief compliance officer	6,618
Trustee	7,358
Other	53,046
Total expenses before fee reductions	1,584,313
Fees voluntarily reduced by the transfer agent	(6,017)
Net Expenses	1,578,296
Net Investment Income	2,044,858
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	6,581,982
Change in unrealized appreciation from investments	1,715,582
Net realized/unrealized gains from investments	8,297,564
Change in Net Assets Resulting from Operations	$10,342,422

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)

Investment Activities:
Operations:
Net investment income	$2,044,858	$3,664,185
Net realized gains from investment transactions	6,581,982	2,636,487
Change in unrealized appreciation/depreciation from investments	1,715,582	31,971,140
Change in Net Assets Resulting from Operations	10,342,422	38,271,812
Dividends:
Net investment income	—	(3,579,729)
Net realized gains from investment transactions	—	(2,709,038)
Change in Net Assets Resulting from Shareholder Dividends	—	(6,288,767)
Capital Share Transactions:
Proceeds from shares issued	13,548,773	32,397,914
Dividends reinvested	—	5,926,238
Cost of shares redeemed	(27,189,758)	(18,017,576)
Change in Net Assets Resulting from Capital Share Transactions	(13,640,985)	20,306,576
Change in Net Assets	(3,298,563)	52,289,621
Net Assets:
Beginning of period	340,962,756	288,673,135
End of period	$337,664,193	$340,962,756
Share Transactions:
Issued	330,077	834,562
Reinvested	—	151,488
Redeemed	(661,014)	(467,491)
Change in shares	(330,937)	518,559
Accumulated net investment income	$2,952,241	$907,383

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$40.03		$36.08	$33.71	$31.56	$28.69	$23.33

Investment Activities:
Net investment income	0.25		0.44	0.51	0.43	0.44	0.47
Net realized and unrealized gains from investment transactions	0.96		4.28	2.41	2.17	2.88	5.36
Total from investment activities	1.21		4.72	2.92	2.60	3.32	5.83

Dividends:
Net investment income	—		(0.44)	(0.51)	(0.45)	(0.45)	(0.47)
Net realized gains from investments	—		(0.33)	(0.04)	—	—	—
Total dividends	—		(0.77)	(0.55)	(0.45)	(0.45)	(0.47)

Net Asset Value, End of Period	$41.24		$40.03	$36.08	$33.71	$31.56	$28.69
Total Return	3.02	%(a)	13.13%	8.77%	8.36%	11.65%	25.08%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$337,664		$340,963	$288,673	$257,031	$233,228	$200,312
Ratio of net expenses to average net assets	0.91	%(b)	0.92%	0.96%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.18	%(b)	1.17%	1.51%	1.40%	1.50%	1.84%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	0.92	%(b)	0.93%	0.96%	1.07%	1.07%	1.08%
Portfolio turnover rate	7.37	%(a)	8.94%	7.43%	18.70%	15.76%	12.90%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.8%)
Consumer Discretionary (11.8%)
Advance Auto Parts, Inc.	6,000	781,800
Autoliv, Inc.	15,000	1,378,800
Comcast Corp., Class A	50,000	2,689,000
DIRECTV (a)	14,000	1,211,280
Johnson Controls, Inc.	10,000	440,000
McDonald’s Corp.	5,000	474,050
NIKE, Inc., Class B	15,000	1,338,000
Nordstrom, Inc.	20,000	1,367,400
Omnicom Group, Inc.	30,000	2,065,800
Ross Stores, Inc.	5,000	377,900
Wal-Mart Stores, Inc.	2,500	191,175
		12,315,205
Consumer Staples (10.3%)
Church & Dwight Co., Inc.	15,000	1,052,400
Colgate-Palmolive Co.	15,000	978,300
Costco Wholesale Corp.	15,000	1,879,800
Diageo PLC, Sponsored ADR	12,500	1,442,500
McCormick & Co., Inc.	7,000	468,300
Nestle SA, Sponsored ADR	17,500	1,288,525
PepsiCo, Inc.	12,500	1,163,625
Procter & Gamble Co.	10,000	837,400
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	695,600
SYSCO Corp.	25,000	948,750
		10,755,200
Energy (8.9%)
Apache Corp.	1,000	93,870
Chevron Corp.	15,000	1,789,800
ConocoPhillips	17,500	1,339,100
Exxon Mobil Corp.	40,000	3,762,000
Phillips 66	2,500	203,275
Schlumberger Ltd.	20,000	2,033,800
		9,221,845
Financials (16.0%)
American Express Co.	17,500	1,531,950
BB&T Corp.	20,000	744,200
Chubb Corp.	25,000	2,277,000
Cincinnati Financial Corp.	30,000	1,411,500
Comerica, Inc.	17,500	872,550
Commerce Bancshares, Inc.	7,875	351,579
JPMorgan Chase & Co.	35,000	2,108,400
M&T Bank Corp.	5,000	616,450
Northern Trust Corp.	7,500	510,225
PNC Financial Services Group, Inc.	17,500	1,497,650
State Street Corp.	15,000	1,104,150
T. Rowe Price Group, Inc.	32,500	2,548,000
US Bancorp	25,000	1,045,750
		16,619,404
Health Care (12.7%)
Becton, Dickinson & Co.	17,000	1,934,770
C.R. Bard, Inc.	12,500	1,783,875
DENTSPLY International, Inc.	25,000	1,140,000
Edwards Lifesciences Corp. (a)	5,000	510,750
Express Scripts Holding Co. (a)	20,000	1,412,600
Johnson & Johnson, Inc.	17,500	1,865,325
Medtronic, Inc.	10,000	619,500
Mettler-Toledo International, Inc. (a)	1,500	384,195
Roche Holding AG, Sponsored ADR	50,000	1,849,500
St. Jude Medical, Inc.	5,000	300,650
Stryker Corp.	10,000	807,500
Varian Medical Systems, Inc. (a)	7,500	600,900
		13,209,565
Industrials (17.5%)
3M Co.	7,500	1,062,600
Deere & Co.	5,000	409,950
Donaldson Co., Inc.	40,000	1,625,200
Emerson Electric Co.	30,000	1,877,400
Hubbell, Inc., Class B	10,000	1,205,300
Illinois Tool Works, Inc.	25,000	2,110,500
Precision Castparts Corp.	14,000	3,316,320
Rockwell Collins, Inc.	15,000	1,177,500
Union Pacific Corp.	12,500	1,355,250
United Parcel Service, Inc., Class B	12,500	1,228,625
W.W. Grainger, Inc.	11,500	2,893,975
		18,262,620
Information Technology (15.9%)
Accenture PLC, Class A	25,000	2,033,000
Apple, Inc.	30,000	3,022,500
Automatic Data Processing, Inc.	20,000	1,661,600
EMC Corp.	40,000	1,170,400
Google, Inc., Class A (a)	750	441,308
Google, Inc., Class C (a)	3,000	1,732,080
Microsoft Corp.	50,000	2,318,000
Oracle Corp.	40,000	1,531,200
QUALCOMM, Inc.	17,500	1,308,475
Visa, Inc.	6,000	1,280,220
		16,498,783
Materials (5.7%)
Air Products & Chemicals, Inc.	6,000	781,080
AptarGroup, Inc.	7,500	455,250
Ecolab, Inc.	14,000	1,607,620
Sigma-Aldrich Corp.	22,500	3,060,225
		5,904,175
TOTAL COMMON STOCKS (Cost $54,263,365)		102,786,797

INVESTMENT COMPANIES (1.1%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00% (b)	1,191,260	1,191,260
TOTAL INVESTMENT COMPANIES (Cost $1,191,260)		1,191,260

Total Investments (Cost $55,454,625)(c) — 99.9%		103,978,057
Other assets in excess of liabilities — 0.1%		105,431
NET ASSETS — 100.0%		$104,083,488

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2014.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR       American Depositary Receipt

PLC        Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $55,454,625)	$103,978,057
Dividends receivable	167,419
Prepaid expenses and other assets	5,829
Total Assets	104,151,305
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	64,821
Administration and accounting	2,051
Custodian	109
Trustee	5
Other	831
Total Liabilities	67,817
Net Assets	$104,083,488
Composition of Net Assets:
Capital	$53,289,647
Accumulated net investment income	759,764
Accumulated net realized gains from investment transactions	1,510,645
Net unrealized appreciation from investments	48,523,432
Net Assets	$104,083,488
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,129,292
Net Asset Value, Offering Price and Redemption price per share	$20.29

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$974,222
Total Investment Income	974,222
Expenses:
Investment adviser	385,895
Administration and accounting	52,328
Custodian	7,158
Transfer agency	13,954
Shareholder servicing	285
Chief compliance officer	1,708
Trustee	1,896
Other	14,511
Total expenses before fee reductions	477,735
Fees voluntarily reduced by the transfer agent	(6,017)
Net Expenses	471,718
Net Investment Income	502,504
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	2,483,209
Change in unrealized appreciation from investments	151,640
Net realized/unrealized gains from investments	2,634,849
Change in Net Assets Resulting from Operations	$3,137,353

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the
	months ended	year ended
	Sept. 30, 2014	March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$502,504	$943,229
Net realized gains from investment transactions	2,483,209	687,667
Change in unrealized appreciation/depreciation from investments	151,640	13,074,426
Change in Net Assets Resulting from Operations	3,137,353	14,705,322
Dividends:
Net investment income	—	(881,548)
Change in Net Assets Resulting from Shareholder Dividends	—	(881,548)
Capital Share Transactions:
Proceeds from shares issued	3,539,285	7,505,747
Dividends reinvested	—	745,746
Cost of shares redeemed	(1,001,024)	(4,820,953)
Change in Net Assets Resulting from Capital Share Transactions	2,538,261	3,430,540
Change in Net Assets	5,675,614	17,254,314
Net Assets:
Beginning of period	98,407,874	81,153,560
End of period	$104,083,488	$98,407,874
Share Transactions:
Issued	176,593	409,509
Reinvested	—	38,943
Redeemed	(49,541)	(262,391)
Change in shares	127,052	186,061
Accumulated net investment income	$759,764	$257,260

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$19.67		$16.85	$15.54	$14.46	$12.62	$8.77

Investment Activities:
Net investment income	0.10		0.19	0.20	0.13	0.11	0.10
Net realized and unrealized gains from investment transactions	0.52		2.81	1.30	1.08	1.84	3.85
Total from investment activities	0.62		3.00	1.50	1.21	1.95	3.95

Dividends:
Net investment income	—		(0.18)	(0.19)	(0.13)	(0.11)	(0.10)
Total dividends	—		(0.18)	(0.19)	(0.13)	(0.11)	(0.10)

Net Asset Value, End of Period	$20.29		$19.67	$16.85	$15.54	$14.46	$12.62
Total Return	3.15	%(a)	17.84%	9.76%	8.50%	15.48%	45.13%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$104,083		$98,408	$81,154	$69,574	$63,463	$53,583
Ratio of net expenses to average net assets	0.92	%(b)	0.94%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.98	%(b)	1.05%	1.28%	0.96%	0.85%	0.92%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	0.93	%(b)	0.96%	1.01%	1.07%	1.09%	1.11%
Portfolio turnover rate	7.13	%(a)	6.29%	5.69%	10.80%	14.31%	19.90%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (15.1%)
Advance Auto Parts, Inc.	5,500	716,650
Autoliv, Inc.	4,075	374,574
Hasbro, Inc.	11,650	640,692
LKQ Corp. (a)	12,500	332,375
Nordstrom, Inc.	10,275	702,502
Omnicom Group, Inc.	11,500	791,890
O’Reilly Automotive, Inc. (a)	4,000	601,440
Ross Stores, Inc.	11,900	899,401
Sally Beauty Holdings, Inc. (a)	15,500	424,235
Service Corp. International	28,000	591,920
Williams Sonoma, Inc.	5,450	362,807
		6,438,486
Consumer Staples (7.4%)
Brown-Forman Corp., Class B	8,000	721,760
Campbell Soup Co.	11,925	509,555
Church & Dwight Co., Inc.	13,925	976,978
McCormick & Co., Inc.	8,150	545,235
Whole Foods Market, Inc.	10,700	407,777
		3,161,305
Energy (6.7%)
Cabot Oil & Gas Corp.	9,000	294,210
Core Laboratories NV	2,725	398,804
Denbury Resources, Inc.	33,800	508,014
Dresser-Rand Group, Inc. (a)	5,175	425,695
Energen Corp.	5,000	361,200
FMC Technologies, Inc. (a)	9,800	532,238
Oceaneering International, Inc.	5,000	325,850
		2,846,011
Financials (16.9%)
Bank of Hawaii Corp.	4,550	258,486
BOK Financial Corp.	5,425	360,653
Brown & Brown, Inc.	9,575	307,836
Cincinnati Financial Corp.	14,500	682,224
Comerica, Inc.	10,000	498,600
Commerce Bancshares, Inc.	7,935	354,258
Cullen/Frost Bankers, Inc.	6,450	493,490
East West Bancorp, Inc.	12,450	423,300
Eaton Vance Corp.	11,550	435,782
HCC Insurance Holdings	8,300	400,807
Jones Lang LaSalle, Inc.	4,025	508,519
M&T Bank Corp.	3,450	425,350
Northern Trust Corp.	11,000	748,330
SEI Investments Co.	11,825	427,592
Signature Bank (a)	2,600	291,356
T. Rowe Price Group, Inc.	6,825	535,080
		7,151,663
Health Care (11.7%)
C.R. Bard, Inc.	5,000	713,550
DENTSPLY International, Inc.	11,900	542,640
Haemonetics Corp. (a)	6,850	239,202
Laboratory Corp. of America Holdings (a)	4,000	407,000
MEDNAX, Inc. (a)	5,550	304,251
Mettler-Toledo International, Inc. (a)	2,425	621,115
ResMed, Inc.	5,400	266,058
St. Jude Medical, Inc.	6,600	396,858
The Cooper Companies, Inc.	3,250	506,188
Varian Medical Systems, Inc. (a)	4,925	394,591
Waters Corp. (a)	5,950	589,764
		4,981,217
Industrials (15.8%)
AMETEK, Inc.	12,100	607,541
C.H. Robinson Worldwide, Inc.	3,200	212,224
CLARCOR, Inc.	6,000	378,480
Donaldson Co., Inc.	17,550	713,057
Hubbell, Inc., Class B	4,900	590,597
IDEX Corp.	6,350	459,550
Lincoln Electric Holdings, Inc.	8,425	582,462
Nordson Corp.	6,500	494,455
Rockwell Collins, Inc.	5,500	431,750
Sensata Technologies Holding NV (a)	8,950	398,544
W.W. Grainger, Inc.	3,500	880,775
Wabtec Corp.	11,700	948,167
		6,697,602
Information Technology (14.0%)
Amphenol Corp., Class A	4,900	489,314
Check Point Software Technologies Ltd. (a)	10,000	692,400
Citrix Systems, Inc. (a)	8,950	638,493
F5 Networks, Inc. (a)	4,500	534,330
Factset Research Systems, Inc.	4,500	546,885
Fiserv, Inc. (a)	6,950	449,213
NetApp, Inc.	14,000	601,440
Paychex, Inc.	9,650	426,530
Syntel, Inc. (a)	6,025	529,839
Teradata Corp. (a)	11,025	462,168
TIBCO Software, Inc. (a)	24,825	586,615
		5,957,227
Materials (5.8%)
AptarGroup, Inc.	12,400	752,680
International Flavors & Fragrances, Inc.	6,000	575,280
Sigma-Aldrich Corp.	8,500	1,156,085
		2,484,045
Real Estate Investment Trusts (1.5%)
BioMed Realty Trust, Inc. REIT	16,700	337,340
Digital Realty Trust, Inc. REIT	4,800	299,424
		636,764
Utilities (4.0%)
AGL Resources, Inc.	5,725	293,922
Northeast Utilities	9,391	416,021
ONE Gas, Inc.	8,425	288,556
Questar Corp.	17,575	391,747
Wisconsin Energy Corp.	7,500	322,500
		1,712,746
TOTAL COMMON STOCKS (Cost $26,011,187)		42,067,066

INVESTMENT COMPANIES (1.1%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00% (b)	458,121	458,121
TOTAL INVESTMENT COMPANIES (Cost $458,121)		458,121

Total Investments (Cost $26,469,308)(c) — 100.0%		42,525,187
Other assets in excess of liabilities — 0.0%		11,342
NET ASSETS — 100.0%		$42,536,529

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2014.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

REIT      Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $26,469,308)	$42,525,187
Dividends receivable	36,871
Receivable for capital shares issued	2,350
Prepaid expenses and other assets	5,535
Total Assets	42,569,943
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	26,648
Administration and accounting	853
Custodian	343
Transfer agent	1,129
Trustee	15
Shareholder servicing fees	117
Other	4,309
Total Liabilities	33,414
Net Assets	$42,536,529
Composition of Net Assets:
Capital	$24,657,447
Accumulated net investment income	103,374
Accumulated net realized gains from investment transactions	1,719,829
Net unrealized appreciation from investments	16,055,879
Net Assets	$42,536,529
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,760,423
Net Asset Value, Offering Price and Redemption price per share	$15.41

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$290,965
Less: Foreign tax withholding	(409)
Total Investment Income	290,556
Expenses:
Investment adviser	159,186
Administration and accounting	21,733
Custodian	3,505
Transfer agency	16,033
Shareholder servicing	1,333
Chief compliance officer	777
Trustee	864
Other	11,570
Total expenses before fee reductions	215,001
Fees voluntarily reduced by the transfer agent	(2,725)
Net Expenses	212,276
Net Investment Income	78,280
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	932,575
Change in unrealized appreciation from investments	54,561
Net realized/unrealized gains from investments	987,136
Change in Net Assets Resulting from Operations	$1,065,416

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$78,280	$118,280
Net realized gains from investment transactions	932,575	1,520,619
Change in unrealized appreciation/depreciation from investments	54,561	4,838,544
Change in Net Assets Resulting from Operations	1,065,416	6,477,443
Dividends:
Net investment income	—	(96,861)
Net realized gains from investment transactions	—	(985,115)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,081,976)
Capital Share Transactions:
Proceeds from shares issued	1,067,143	3,133,532
Dividends reinvested	—	1,004,501
Cost of shares redeemed	(1,389,016)	(2,615,671)
Change in Net Assets Resulting from Capital Share Transactions	(321,873)	1,522,362
Change in Net Assets	743,543	6,917,829
Net Assets:
Beginning of period	41,792,986	34,875,157
End of period	$42,536,529	$41,792,986
Share Transactions:
Issued	70,266	228,524
Reinvested	—	69,420
Redeemed	(90,330)	(184,340)
Change in shares	(20,064)	113,604
Accumulated net investment income	$103,374	$25,094

Amounts designated as “—”are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.03		$13.08	$12.34	$11.96	$9.44	$6.08

Investment Activities:
Net investment income	0.03		0.04	0.08	0.03	0.02	0.02
Net realized and unrealized gains from investment transactions	0.35		2.30	1.01	0.78	2.73	3.36
Total from investment activities	0.38		2.34	1.09	0.81	2.75	3.38

Dividends:
Net investment income	—		(0.04)	(0.08)	(0.03)	(0.02)	(0.02)
Net realized gains from investments	—		(0.35)	(0.27)	(0.40)	(0.21)	—
Total dividends	—		(0.39)	(0.35)	(0.43)	(0.23)	(0.02)

Net Asset Value, End of Period	$15.41		$15.03	$13.08	$12.34	$11.96	$9.44
Total Return	2.53	%(a)	18.02%	9.20%	7.24%	29.32%	55.68%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$42,537		$41,793	$34,875	$29,224	$27,276	$16,309
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.37	%(b)	0.30%	0.68%	0.30%	0.25%	0.26%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.01	%(b)	1.01%	1.08%	1.19%	1.20%	1.32%
Portfolio turnover rate	6.32	%(a)	16.09%	16.44%	19.01%	18.58%	26.44%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.5%)
Consumer Discretionary (13.1%)
Bright Horizons Family Solutions, Inc. (a)	700	29,442
Cheesecake Factory, Inc.	1,050	47,775
Choice Hotels International, Inc.	475	24,700
Dorman Products, Inc. (a)	1,000	40,060
DSW, Inc., Class A	1,625	48,928
Gentherm, Inc. (a)	675	28,505
Interval Leisure Group	1,125	21,431
Service Corp. International	3,025	63,949
Sotheby’s	575	20,539
Tenneco, Inc. (a)	725	37,925
Texas Roadhouse, Inc.	1,750	48,720
Tumi Holdings, Inc. (a)	1,950	39,683
Tupperware Brands Corp.	325	22,438
Vitamin Shoppe, Inc. (a)	1,150	51,048
Williams Sonoma, Inc.	500	33,285
Wolverine World Wide, Inc.	1,750	43,855
		602,283
Consumer Staples (3.2%)
Darling International, Inc. (a)	1,575	28,854
Flowers Foods, Inc.	1,875	34,425
United Natural Foods, Inc. (a)	775	47,631
Whitewave Food Co., Class A (a)	950	34,514
		145,424
Energy (4.7%)
CARBO Ceramics, Inc.	425	25,173
Denbury Resources, Inc.	3,725	55,987
Forum Energy Technologies, Inc. (a)	1,375	42,088
Geospace Technologies Corp. (a)	525	18,454
Oceaneering International, Inc.	675	43,990
RPC, Inc.	1,475	32,391
		218,083
Financials (20.6%)
Artisan Partners Asset Management, Inc.	900	46,845
Bank of Hawaii Corp.	950	53,970
BOK Financial Corp.	300	19,944
Brown & Brown, Inc.	775	24,916
City National Corp.	325	24,593
Cohen & Steers, Inc.	975	37,479
Commerce Bancshares, Inc.	921	41,118
Coresite Realty Corp.	825	27,118
Cullen/Frost Bankers, Inc.	375	28,691
East West Bancorp, Inc.	2,000	67,999
Eaton Vance Corp.	1,350	50,935
Encore Capital Group, Inc. (a)	1,375	60,926
HCC Insurance Holdings	575	27,767
Jones Lang LaSalle, Inc.	700	88,438
LPL Financial Holdings, Inc.	550	25,328
MarketAxess Holdings, Inc.	1,025	63,407
SEI Investments Co.	1,550	56,048
Signature Bank (a)	525	58,831
SVB Financial Group (a)	575	64,451
Texas Capital Bancshares, Inc. (a)	550	31,724
UMB Financial Corp.	425	23,184
Virtus Investment Partners, Inc.	125	21,713
		945,425
Health Care (11.3%)
Anika Therapeutics, Inc. (a)	575	21,080
Bio-Reference Labs, Inc. (a)	1,450	40,687
Bruker Corp. (a)	2,150	39,807
Centene Corp. (a)	475	39,287
Covance, Inc. (a)	525	41,318
Cyberonics, Inc. (a)	325	16,627
DENTSPLY International, Inc.	950	43,320
Haemonetics Corp. (a)	750	26,190
ICU Medical, Inc. (a)	550	35,299
MEDNAX, Inc. (a)	775	42,486
Techne Corp.	250	23,388
The Cooper Companies, Inc.	375	58,406
Thoratec Corp. (a)	1,150	30,739
West Pharmaceutical Services, Inc.	1,350	60,425
		519,059
Industrials (16.6%)
Chart Industries, Inc. (a)	375	22,924
CLARCOR, Inc.	900	56,772
Donaldson Co., Inc.	1,375	55,866
Franklin Electric Co., Inc.	950	33,003
Genesee & Wyoming, Inc., Class A (a)	525	50,038
Hub Group, Inc., Class A (a)	850	34,451
Hubbell, Inc., Class B	375	45,199
IDEX Corp.	500	36,185
Lincoln Electric Holdings, Inc.	650	44,938
Lindsay Manufacturing Co.	575	42,981
Middleby Corp. (a)	725	63,894
Nordson Corp.	750	57,053
Polypore International, Inc. (a)	550	21,401
Sensata Technologies Holding NV (a)	775	34,510
UniFirst Corp.	475	45,880
Wabtec Corp.	1,150	93,195
Watts Water Technologies, Inc., Class A	374	21,786
		760,076
Information Technology (16.3%)
Blackbaud, Inc.	600	23,574
Coherent, Inc. (a)	350	21,480
CommVault Systems, Inc. (a)	700	35,280
F5 Networks, Inc. (a)	425	50,465
Factset Research Systems, Inc.	400	48,612
InterDigital, Inc.	825	32,851
IPG Photonics Corp. (a)	875	60,182
Mellanox Technologies Ltd. (a)	1,175	52,722
Plantronics, Inc.	925	44,196
Polycom, Inc. (a)	2,525	31,020
Power Integrations, Inc.	550	29,651
Riverbed Technology, Inc. (a)	1,675	31,063
Sapient Corp. (a)	2,700	37,800
SolarWinds, Inc. (a)	1,000	42,050
Syntel, Inc. (a)	500	43,970
Teradata Corp. (a)	775	32,488
TIBCO Software, Inc. (a)	1,125	26,584
Ubiquiti Networks, Inc. (a)	1,175	44,097
WEX, Inc. (a)	525	57,918
		746,003
Materials (6.0%)
AptarGroup, Inc.	1,125	68,288
Calgon Carbon Corp. (a)	2,600	50,388
Commercial Metals Co.	1,750	29,873
International Flavors & Fragrances, Inc.	725	69,512
Minerals Technologies, Inc.	900	55,539
		273,600
Real Estate Investment Trusts (1.9%)
BioMed Realty Trust, Inc. REIT	1,650	33,330
Digital Realty Trust, Inc. REIT	850	53,023
		86,353
Utilities (4.7%)
AGL Resources, Inc.	850	43,639
American States Water Co.	1,662	50,558
New Jersey Resources Corp.	425	21,467
ONE Gas, Inc.	1,300	44,525
Questar Corp.	2,475	55,168
		215,357
TOTAL COMMON STOCKS (Cost $3,693,224)		4,511,663

INVESTMENT COMPANIES (1.5%)

State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00% (b)	67,237	67,237
TOTAL INVESTMENT COMPANIES (Cost $67,237)		67,237
Total Investments (Cost $3,760,461)(c) — 99.9%		4,578,900
Other assets in excess of liabilities — 0.1%		2,603
NET ASSETS — 100.0%		$4,581,503

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $3,760,461)	$4,578,900
Dividends receivable	2,325
Prepaid expenses and other assets	2,647
Total Assets	4,583,872
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	1,323
Administration and accounting	105
Custodian	36
Transfer agent	227
Trustee	1
Other	677
Total Liabilities	2,369
Net Assets	$4,581,503
Composition of Net Assets:
Capital	$3,477,141
Accumulated net investment income	2,382
Accumulated net realized gains from investment transactions	283,541
Net unrealized appreciation from investments	818,439
Net Assets	$4,581,503
Shares outstanding (par value $0.01, unlimited number of shares authorized)	354,552
Net Asset Value, Offering Price and Redemption price per share	$12.92

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$24,720
Total Investment Income	24,720
Expenses:
Investment adviser	17,873
Administration and accounting	2,705
Custodian	779
Transfer agency	14,728
Chief compliance officer	86
Trustee	96
Other	2,199
Total expenses before fee reductions	38,466
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(11,916)
Net Expenses	23,825
Net Investment Income	895
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	69,534
Change in unrealized depreciation from investments	(265,829)
Net realized/unrealized gains (losses) from investments	(196,295)
Change in Net Assets Resulting from Operations	$(195,400)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$895	$(3,177)
Net realized gains from investment transactions	69,534	563,030
Change in unrealized appreciation/depreciation from investments	(265,829)	363,670
Change in Net Assets Resulting from Operations	(195,400)	923,523
Dividends:
Net realized gains from investment transactions	—	(324,784)
Change in Net Assets Resulting from Shareholder Dividends	—	(324,784)
Capital Share Transactions:
Proceeds from shares issued	262,634	446,894
Dividends reinvested	—	309,697
Cost of shares redeemed	(293,873)	(1,266,203)
Change in Net Assets Resulting from Capital Share Transactions	(31,239)	(509,612)
Change in Net Assets	(226,639)	89,127
Net Assets:
Beginning of period	4,808,142	4,719,015
End of period	$4,581,503	$4,808,142
Share Transactions:
Issued	20,231	35,059
Reinvested	—	23,623
Redeemed	(22,204)	(93,739)
Change in shares	(1,973)	(35,057)
Accumulated net investment income	$2,382	$1,487

Amounts designated as “—”are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the period ended March 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.49		$12.05	$11.09	$10.00

Investment Activities:
Net investment income (loss)	—		(0.01)	0.04	—
Net realized and unrealized gains (losses) from investment transactions	(0.57)		2.40	1.05	1.09
Total from investment activities	(0.57)		2.39	1.09	1.09

Dividends:
Net investment income	—		—	(0.05)	—
Net realized gains from investments	—		(0.95)	(0.08)	—
Total dividends	—		(0.95)	(0.13)	—

Net Asset Value, End of Period	$12.92		$13.49	$12.05	$11.09
Total Return	(4.23	)%(b)	20.05%	10.00%	10.96	%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$4,582		$4,808	$4,719	$3,605
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.04	%(c)	(0.06)%	0.37%	0.03	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	1.61	%(c)	1.59%	2.02%	2.18	%(c)
Portfolio turnover rate	16.45	%(b)	35.97%	33.83%	12.14	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Commencement of operations on November 30, 2011.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.1%)
Consumer Discretionary (13.9%)
Bright Horizons Family Solutions, Inc. (a)	68,125	2,865,338
Cheesecake Factory, Inc.	109,925	5,001,587
Choice Hotels International, Inc.	47,975	2,494,700
Dorman Products, Inc. (a)	116,100	4,650,966
DSW, Inc., Class A	180,950	5,448,404
Gentherm, Inc. (a)	128,025	5,406,496
Hibbett Sports, Inc. (a)	75,825	3,232,420
Interval Leisure Group	115,800	2,205,990
Service Corp. International	106,450	2,250,353
Sotheby’s	58,900	2,103,908
Tenneco, Inc. (a)	95,525	4,996,913
Texas Roadhouse, Inc.	144,275	4,016,616
Tumi Holdings, Inc. (a)	220,325	4,483,614
Tupperware Brands Corp.	47,750	3,296,660
Vitamin Shoppe, Inc. (a)	105,075	4,664,279
Wolverine World Wide, Inc.	222,850	5,584,621
		62,702,865
Consumer Staples (3.2%)
Darling International, Inc. (a)	183,050	3,353,476
Flowers Foods, Inc.	188,025	3,452,139
The Chefs’ Warehouse, Inc. (a)	102,950	1,673,967
United Natural Foods, Inc. (a)	95,525	5,870,967
		14,350,549
Energy (3.6%)
CARBO Ceramics, Inc.	61,650	3,651,530
Forum Energy Technologies, Inc. (a)	235,575	7,210,950
Geospace Technologies Corp. (a)	92,300	3,244,345
Natural Gas Services Group, Inc. (a)	97,050	2,335,994
		16,442,819
Financials (20.1%)
Artisan Partners Asset Management, Inc.	87,450	4,551,773
Bank of Hawaii Corp.	169,325	9,619,353
BBCN Bancorp, Inc.	256,075	3,736,134
City National Corp.	31,450	2,379,822
Cohen & Steers, Inc.	144,675	5,561,307
Coresite Realty Corp.	147,625	4,852,433
Dime Community Bancshares, Inc.	150,600	2,168,640
Eagle Bancorp, Inc. (a)	81,450	2,591,739
Encore Capital Group, Inc. (a)	181,950	8,062,205
First Financial Bankshares, Inc.	72,800	2,023,112
First NBC Bank Holding Co. (a)	98,375	3,221,781
HFF, Inc., Class A	135,875	3,933,581
Independent Bank Corp.	97,400	3,479,128
MarketAxess Holdings, Inc.	147,625	9,132,082
Texas Capital Bancshares, Inc. (a)	139,675	8,056,454
Tompkins Financial Corp.	31,450	1,386,316
Trustmark Corp.	174,775	4,025,942
UMB Financial Corp.	77,800	4,243,990
Umpqua Holdings Corp.	254,775	4,196,144
Virtus Investment Partners, Inc.	17,500	3,039,750
		90,261,686
Health Care (12.9%)
Anika Therapeutics, Inc. (a)	58,100	2,129,946
Bio-Reference Labs, Inc. (a)	184,925	5,188,995
Bruker Corp. (a)	393,650	7,288,430
Cantel Medical Corp.	101,250	3,480,975
Computer Programs & Systems, Inc.	91,500	5,260,335
CorVel Corp. (a)	39,733	1,352,909
Cyberonics, Inc. (a)	51,150	2,616,834
Haemonetics Corp. (a)	122,950	4,293,414
ICU Medical, Inc. (a)	84,675	5,434,442
IPC The Hospitalist Co. (a)	112,800	5,052,312
Techne Corp.	26,475	2,476,736
Thoratec Corp. (a)	148,225	3,962,054
West Pharmaceutical Services, Inc.	217,875	9,752,085
		58,289,467
Industrials (14.5%)
Apogee Enterprises, Inc.	68,950	2,744,210
Chart Industries, Inc. (a)	73,200	4,474,716
CLARCOR, Inc.	137,675	8,684,539
ESCO Technologies, Inc.	103,250	3,591,035
Franklin Electric Co., Inc.	154,500	5,367,330
Herman Miller, Inc.	69,650	2,079,053
Hub Group, Inc., Class A (a)	153,525	6,222,368
Lindsay Manufacturing Co.	59,900	4,477,525
Polypore International, Inc. (a)	105,375	4,100,141
Team, Inc. (a)	116,100	4,401,351
Tennant Co.	101,250	6,792,863
UniFirst Corp.	73,600	7,109,024
Watts Water Technologies, Inc., Class A	94,625	5,511,906
		65,556,061
Information Technology (19.2%)
Blackbaud, Inc.	106,250	4,174,563
Coherent, Inc. (a)	44,600	2,737,102
CommVault Systems, Inc. (a)	95,325	4,804,380
InterDigital, Inc.	113,100	4,503,642
IPG Photonics Corp. (a)	134,625	9,259,507
Mellanox Technologies Ltd. (a)	152,100	6,824,727
Plantronics, Inc.	142,550	6,811,038
Polycom, Inc. (a)	344,400	4,230,954
Power Integrations, Inc.	118,075	6,365,423
Riverbed Technology, Inc. (a)	258,725	4,798,055
Sapient Corp. (a)	356,250	4,987,500
SolarWinds, Inc. (a)	123,975	5,213,149
Syntel, Inc. (a)	71,525	6,289,909
TIBCO Software, Inc. (a)	98,125	2,318,694
Ubiquiti Networks, Inc. (a)	142,825	5,360,222
WEX, Inc. (a)	73,100	8,064,392
		86,743,257
Materials (5.1%)
Calgon Carbon Corp. (a)	219,350	4,251,003
Commercial Metals Co.	270,575	4,618,715
Minerals Technologies, Inc.	139,275	8,594,661
Quaker Chemical Corp.	78,800	5,649,172
		23,113,551
Real Estate Investment Trusts (2.4%)
BioMed Realty Trust, Inc. REIT	195,875	3,956,675
DuPont Fabros Technology, Inc. REIT	246,125	6,655,220
		10,611,895
Utilities (4.2%)
American States Water Co.	147,625	4,490,753
New Jersey Resources Corp.	83,550	4,220,110
ONE Gas, Inc.	161,950	5,546,788
Questar Corp.	214,975	4,791,792
		19,049,443
TOTAL COMMON STOCKS (Cost $370,333,043)		447,121,593

INVESTMENT COMPANIES (0.4%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,834,588	1,834,588
TOTAL INVESTMENT COMPANIES (Cost $1,834,588)		1,834,588

Total Investments (Cost $372,167,631)(c) — 99.5%		448,956,181
Other assets in excess of liabilities — 0.5%		2,259,322
NET ASSETS — 100.0%		$451,215,503

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of September 30, 2014.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

REIT                  Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $372,167,631)	$448,956,181
Dividends receivable	319,212
Receivable for investments sold	2,334,472
Receivable for capital shares issued	35,675
Prepaid expenses and other assets	23,485
Total Assets	451,669,025
Liabilities:
Payable for capital shares redeemed	21,140
Accrued expenses and other liabilities:
Investment adviser	281,799
Administration and accounting	9,358
Custodian	6,048
Transfer agent	2,757
Trustee	306
Shareholder servicing fees	95,720
Other	36,394
Total Liabilities	453,522
Net Assets	$451,215,503
Composition of Net Assets:
Capital	$346,708,767
Accumulated net investment income	269,572
Accumulated net realized gains from investment transactions	27,448,614
Net unrealized appreciation from investments	76,788,550
Net Assets	$451,215,503
Shares outstanding (par value $0.01, unlimited number of shares authorized)	30,817,032
Net Asset Value, Offering Price and Redemption price per share	$14.64

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$2,510,969
Total Investment Income	2,510,969
Expenses:
Investment adviser	1,867,096
Administration and accounting	253,255
Custodian	42,264
Transfer agency	22,317
Shareholder servicing	342,296
Chief compliance officer	10,765
Trustee	12,106
Other	94,273
Total expenses before fee reductions	2,644,372
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(154,363)
Net Expenses	2,487,284
Net Investment Income	23,685
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	14,793,548
Change in unrealized depreciation from investments	(49,961,628)
Net realized/unrealized gains (losses) from investments	(35,168,080)
Change in Net Assets Resulting from Operations	$(35,144,395)

See Notes to Financial Statements

Statements of Changes in Net Assets

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$23,685	$82,430
Net realized gains from investment transactions	14,793,548	44,722,535
Change in unrealized appreciation/depreciation from investments	(49,961,628)	44,209,598
Change in Net Assets Resulting from Operations	(35,144,395)	89,014,563
Dividends:
Net investment income	—	(7,906)
Net realized gains from investment transactions	—	(37,756,330)
Change in Net Assets Resulting from Shareholder Dividends	—	(37,764,236)
Capital Share Transactions:
Proceeds from shares issued	5,568,570	18,075,410
Proceeds from shares issued in subscription in-kind(a)	—	7,967,662
Dividends reinvested	—	36,480,688
Cost of shares redeemed	(55,501,034)	(79,799,529)
Cost of shares redeemed in redemption in-kind(a)	—	(471,351)
Change in Net Assets Resulting from Capital Share Transactions	(49,932,464)	(17,747,120)
Change in Net Assets	(85,076,859)	33,503,207
Net Assets:
Beginning of period	536,292,362	502,789,155
End of period	$451,215,503	$536,292,362
Share Transactions:
Issued	365,739	1,173,966
Issued in subscriptions in-kind(a)	—	507,818
Reinvested	—	2,329,546
Redeemed	(3,650,245)	(5,162,578)
Redeemed in redemption in-kind(a)	—	(28,515)
Change in shares	(3,284,506)	(1,179,763)
Accumulated net investment income	$269,572	$245,887

Amounts designated as “—” are $0 or have been rounded to $0.

(a)  See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.73		$14.25	$13.24	$14.00	$11.52	$7.21

Investment Activities:
Net investment income	—		—	0.05	0.01	0.02	0.02
Net realized and unrealized gains (losses) from investment transactions	(1.09)		2.66	1.43	0.20	2.91	4.31
Total from investment activities	(1.09)		2.66	1.48	0.21	2.93	4.33

Dividends:
Net investment income	—		—	(0.05)	(0.01)	(0.03)	(0.02)
Net realized gains from investments	—		(1.18)	(0.42)	(0.96)	(0.42)	—
Total dividends	—		(1.18)	(0.47)	(0.97)	(0.45)	(0.02)

Net Asset Value, End of Period	$14.64		$15.73	$14.25	$13.24	$14.00	$11.52
Total Return	(6.93	)%(a)	18.74%	11.61%	2.35%	25.78%	60.01%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$451,216		$536,292	$502,789	$328,009	$268,237	$133,511
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.01	%(b)	0.02%	0.38%	0.05%	0.15%	0.26%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.06	%(b)	1.07%	0.99%	1.09%	1.12%	1.14%
Portfolio turnover rate	11.11	%(a)	34.50%	33.34%	30.99%	35.54%	26.68%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Environmental, Social and Governance Research and Action Update (Unaudited)

“Help me scrub lobbying practices.” With these words, Chistiana Figueres, Executive Secretary of the United Nations Framework Convention on Climate Change (UNFCCC), appealed to signatories of the Principles for Responsible Investment (PRI) to use their spheres of influence to ensure that corporate lobbying is not a barrier to progress on climate change. Ms. Figueres is responsible for the Paris 2015 UNFCCC conference, the objective of which is to achieve country-specific, legally binding agreements on climate change.

Walden couldn’t agree more with Ms. Figueres’ call to action. Encouraging responsible corporate political spending and lobbying is among our top priorities, particularly as these activities relate to public policy on climate change.

Coinciding with the United Nations Climate Leadership Summit in September, the World Bank launched a public statement, Putting a Price on Carbon, to demonstrate broad country and business support for a carbon pricing mechanism. Seventy-three countries and over one thousand businesses signed on, including several major companies where Walden made a direct appeal: EMC, Johnson Controls, PepsiCo, and Pfizer. Signatories affirmed the need for urgent action to address climate risk, including placing a price on carbon, and to do their part in reducing greenhouse gas emissions.

In August Walden challenged 35 companies to assess their support of ALEC (American Legislative Exchange Council), a controversial organization that is attempting to thwart state renewable energy legislation as well as other public policy initiatives on climate change. On the heels of Microsoft’s recent decision to cut ties with ALEC, Google followed suit in a very candid fashion. Speaking on NPR, Chairman Eric Schmidt described Google’s support of ALEC as a “mistake” and remarked, “we should not be aligned with such people [who challenge the facts of climate change]—they’re just, they’re just literally lying.” Next, the technology dominos began to fall with Facebook, Yahoo, and Yelp confirming that their ALEC memberships were not likely to be renewed in 2015 (Walden did not engage with these three companies). Particularly notable, energy company Occidental Petroleum also recently confirmed to Walden that it is ending its ALEC membership.

Walden was among approximately 350 institutional investors representing $24 trillion in assets who called upon global governments to implement a meaningful price on carbon emissions. The investor statement, organized by Ceres’ Investor Network on Climate Risk and other global investor coalitions, was released just prior to the United Nations Climate Summit. Signed by many of the world’s largest domestic and foreign pension funds and investment managers such as CalPERS and BlackRock, the statement also advocates phasing out subsidies on fossil fuels as a means to help redirect capital investment toward energy solutions. Walden and Calvert Investment Management also wrote 15 corporate leaders, asking them to publicly support the Environmental Protection Agency’s Carbon Pollution Standards for existing power plants. Coal fired power plants are the single largest source of greenhouse gas emissions in the U.S.

One million comments have been submitted to the Securities and Exchange Commission (SEC) calling for corporate accountability in politics through mandatory disclosure of political spending. This is by far the largest expression of support in the history of the SEC’s rulemaking. Walden’s Director of ESG Shareholder Engagement, Tim Smith, joined Public Citizen and other NGOs, academics, government officials, and institutional investors in a rally outside the offices of the SEC to mark this tremendous milestone. The speakers urged SEC Chair Mary Jo White to heed the coalition’s request for transparency.

On the topic of corporate governance, Walden reached out to ten small capitalization portfolio companies that have no women or minority directors on their boards. We shared the business rationale for our proxy voting policy to vote against directors serving on nominating committees at boards without gender or racial diversity, and inquired about management and workforce diversity overall. Initial feedback from several companies points to the importance of communicating about our voting practices. As an example, our letter and subsequent conversation with CoreSite Realty prompted a board discussion and commitment to revise its governance documents to explicitly include gender and race as considerations in the nominating process.

Walden is also pleased to report the following recent progress at companies we have engaged, often in collaboration with other investors:

•        Apple eliminated toxic benzene and n-hexane from iPad and iPhone final assembly and published the results of its investigation after pressure from NGOs and concerned investors.

•        Calgon Carbon and Wabtec published their sustainability reports, commitments both companies made to Walden for withdrawing our shareholder resolutions.

•        ConocoPhillips set an overall company greenhouse gas emissions reduction target of 3-5 percent in 2015.

•        MarketAxess posted its inclusive nondiscrimination policy.

•        Johnson Controls provided improved disclosure of employee blood-lead levels at lead battery recycling facilities globally, showing marked improvement in lead management practices.

•        PNC reported continued headway on mortgage modifications, mitigating the negative economic impacts and human suffering associated with foreclosures.

Lastly, Walden is proud to have joined with others to assist our client, Susan White of the Oneida Tribe of Indians of Wisconsin, who introduced a floor resolution at the FedEx annual meeting in September asking the company to distance itself from the offensive NFL team name associated with FedExField. Ms. White proclaimed, “The Washington D.C. franchise’s name, “Redskins,” is a dehumanizing word with hateful connotations for Native American peoples and others concerned about human rights. We consider the Washington team name a racial slur, tracing back to colonial times when bounties were paid on a sliding scale for the skins of Native men, women and children, and traded like animal hides.” NFL Commissioner Roger Goodell is besieged by controversies involving violence against women and player concussions; we hope to ensure that indigenous rights remain front and center as well.

Assessing the Carbon Footprint and ESG Profile of a Walden Portfolio

New tools are emerging to independently assess the environmental, social, and governance (ESG) characteristics and performance of investment portfolios. Walden recently asked two respected firms, Trucost and MSCI ESG Research, to evaluate the carbon footprint and ESG profile, respectively, of a representative Walden Core Equity portfolio (as of August 31, 2014).

First, some words of caution. While Walden recognizes the usefulness of independent verification of ESG integration, all such tools have significant limitations. For example, carbon footprint methodologies struggle to capture the positive or negative impacts associated with the use of products. Additionally, the assessments do not account for Walden’s shareholder engagement with portfolio companies which aims to strengthen sustainable business practices and corporate accountability. Still, we believe the tools provide a helpful perspective as to how Walden Core Equity portfolios compare to their primary benchmark, the S&P 500.

Using $36 as the average annual price per ton of carbon emissions, Trucost calculates a market-weighted, total portfolio carbon footprint (carbon emissions per unit of revenue) using direct emissions from company operations as well as first tier supply chain impacts such as electricity, business travel, and logistics. The Walden Core Equity portfolio was evaluated to be 51 percent less carbon intensive than the S&P 500 benchmark, or put differently, the benchmark had twice the carbon footprint. More than 90 percent of the favorable result was due to decisions related to sector allocation, and the balance was attributed to stock selection. Our lack of exposure to utilities, for financial and ESG reasons, explained most of the result. Industrial gas manufacturer Praxair accounted for 9.5 percent of the portfolio’s carbon footprint, more than the few energy companies in the portfolio. While Praxair has a sizeable greenhouse gas footprint, their business model enables other companies to reduce their emissions. By Praxair’s estimate, the company enables emission reductions that are double its own footprint.

MSCI’s Portfolio Analytics offers a comprehensive picture of the portfolio’s ESG profile. Overall, the Walden Core Equity portfolio rated 19 percent better than the S&P 500, and relative ESG performance was above average in each of the environment, social, and governance categories. The portfolio scored slightly worse than the benchmark in only one sector out of eight—industrials. The Walden portfolio’s ESG performance on most key sub indicators such as supply chain labor standards were positive or neutral, but several finance sector ESG indicators were less favorable. We attribute that, in part, to our investment in J.P. Morgan, where we remain actively engaged on mortgage financing, risk management practices, and corporate governance.

The direction is right: Through the lenses of Trucost and MSCI ESG Research, ESG performance of the Walden Core Equity portfolio is demonstrably better than its benchmark. We look forward to continued fine tuning of these and other measurement tools.

Investment Performance (Unaudited)	Walden Asset Management Fund September 30, 2014

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Walden Asset Management Fund(1)	3.03%	11.26%	10.08%	5.89%
S&P 500 Index	6.42%	19.73%	15.70%	8.11%
Barclays U.S. Government/Credit Index	2.10%	4.08%	4.27%	4.59%
Citigroup 90-Day U.S. Treasury Bill Index	0.02%	0.04%	0.08%	1.51%
Morningstar U.S. Open-End Moderate Allocation Funds Average	2.29%	9.83%	9.79%	6.41%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. The Morningstar U.S. Open-End Moderate Allocation Funds Average is an average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$15.63
Gross Expense Ratio(1):	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)   The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of contractual fee waivers. After giving effect to such fee waivers, the Asset Management Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

Waiden Equity Fund September 30, 2014	Investment Performance (Unaudited)

Fund Net Asset Value:	$18.83
Gross Expense Ratio(1):	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Equity Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Walden Equity Fund(1)	3.52%	14.51%	13.85%	7.41%
S&P 500 Index	6.42%	19.73%	15.70%	8.11%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund
September 30, 2014

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	Since Inception 8/1/11
Walden Midcap Fund(1)	2.77%	10.89%	12.92%
Russell Midcap® Index	3.22%	15.83%	16.23%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to September 30, 2014, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$14.45
Gross Expense Ratio(1):	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

Walden SMID Cap	Investment Performance (Unaudited)
Innovations Fund
September 30, 2014

Fund Net Asset Value:	$13.39
Gross Expense Ratio(1):	1.12%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)   The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the SMID Cap Innovations Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	Since Inception 6/28/12
Walden SMID Cap Innovations Fund(1)	-4.15%	3.89%	15.75%
Russell 2500® Index	-1.97%	8.97%	20.94%

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden SMID Cap Innovations Fund from June 28, 2012 to September 30, 2014, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Innovations Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap Innovations Fund
September 30, 2014

	For the period ended 9/30/14
	Aggregate	Annualized
	Six Months	1 Year	5 Year	Since Inception 10/24/08
Walden Small Cap Innovations Fund(1)	-6.90%	-0.19%	12.47%	15.50%
Russell 2000® Index	-5.46%	3.93%	14.29%	17.02%

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Walden Small Cap Innovations Fund from October 24, 2008 to September 30, 2014, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Innovations Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.02
Gross Expense Ratio(1):	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)   The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2014. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Small Cap Innovations Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2014 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2015 and may be terminated thereafter.

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (75.7%)
Consumer Discretionary (9.8%)
Advance Auto Parts, Inc.	6,000	781,800
Autoliv, Inc.	7,000	643,440
DIRECTV (a)	7,800	674,856
McDonald’s Corp.	10,000	948,100
NIKE, Inc., Class B	18,000	1,605,600
Omnicom Group, Inc.	13,000	895,180
Ross Stores, Inc.	13,000	982,540
The Home Depot, Inc.	2,000	183,480
Time Warner Cable, Inc.	8,500	1,219,665
		7,934,661
Consumer Staples (9.7%)
Colgate-Palmolive Co.	15,700	1,023,954
Costco Wholesale Corp.	9,200	1,152,944
General Mills, Inc.	17,000	857,650
Nestle SA, Sponsored ADR	15,000	1,104,450
PepsiCo, Inc.	14,000	1,303,260
Procter & Gamble Co.	14,000	1,172,360
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	904,280
SYSCO Corp.	10,000	379,500
		7,898,398
Energy (5.6%)
Apache Corp.	12,000	1,126,440
BG Group PLC, Sponsored ADR	43,000	797,220
ConocoPhillips	19,000	1,453,880
Core Laboratories NV	4,800	702,480
Denbury Resources, Inc.	29,500	443,385
		4,523,405
Financials (11.5%)
American Express Co.	10,000	875,400
Chubb Corp.	10,000	910,800
Cincinnati Financial Corp.	22,000	1,035,100
Comerica, Inc.	17,000	847,620
Commerce Bancshares, Inc.	15,750	703,159
JPMorgan Chase & Co.	18,250	1,099,380
PNC Financial Services Group, Inc.	12,000	1,026,960
State Street Corp.	9,000	662,490
T. Rowe Price Group, Inc.	17,000	1,332,800
US Bancorp	20,000	836,600
		9,330,309
Health Care (9.8%)
Becton, Dickinson & Co.	10,000	1,138,100
C.R. Bard, Inc.	7,000	998,970
DENTSPLY International, Inc.	14,000	638,400
Johnson & Johnson, Inc.	12,000	1,279,080
Medtronic, Inc.	13,500	836,325
Mettler-Toledo International, Inc. (a)	3,100	794,003
Roche Holding AG, Sponsored ADR	24,000	887,760
Stryker Corp.	9,500	767,125
Waters Corp. (a)	6,000	594,720
		7,934,483
Industrials (11.9%)
3M Co.	8,500	1,204,280
Deere & Co.	9,500	778,905
Donaldson Co., Inc.	22,000	893,860
Emerson Electric Co.	20,000	1,251,600
Expeditors International of Washington, Inc.	7,000	284,060
Illinois Tool Works, Inc.	17,000	1,435,139
Lincoln Electric Holdings, Inc.	11,500	795,053
Union Pacific Corp.	7,600	823,992
United Parcel Service, Inc., Class B	10,000	982,900
W.W. Grainger, Inc.	4,650	1,170,173
		9,619,962

	Shares or
	Principal
	Amount ($)

Information Technology (13.9%)
Accenture PLC, Class A	11,500	935,180
Apple, Inc.	15,500	1,561,625
Automatic Data Processing, Inc.	13,000	1,080,040
Cisco Systems, Inc.	40,000	1,006,800
EMC Corp.	30,000	877,800
Google, Inc., Class A (a)	900	529,569
Google, Inc., Class C (a)	900	519,624
Intel Corp.	20,000	696,400
International Business Machines Corp.	5,000	949,150
Microsoft Corp.	31,000	1,437,160
Oracle Corp.	25,000	957,000
QUALCOMM, Inc.	9,500	710,315
		11,260,663
Materials (3.5%)
AptarGroup, Inc.	12,000	728,400
Praxair, Inc.	7,000	903,000
Sigma-Aldrich Corp.	9,000	1,224,090
		2,855,490

TOTAL COMMON STOCKS (Cost $37,666,608)		61,357,371

CORPORATE BONDS (4.6%)

Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	214,430

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	163,042

Financials (2.4%)
American Express Co., 2.65%, 12/2/22	287,000	277,181
American Express Co., 7.00%, 3/19/18	250,000	291,297
Calvert Social Investment Fund, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	248,055
International Finance Corp., 0.63%, 11/15/16	250,000	249,320
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	258,805
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	329,488
North American Development Bank, 4.38%, 2/1/20	100,000	107,284
Wachovia Corp., 5.75%, 6/15/17	100,000	111,459
		1,947,889
Health Care (0.2%)
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	160,991

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	76,012

Information Technology (1.1%)
Apple, Inc., 2.85%, 5/6/21	350,000	351,001
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	299,426
Oracle Corp., 5.75%, 4/15/18	200,000	226,978
		877,405
Materials (0.2%)
Sigma-Aldrich Corp., 3.38%, 11/1/20 ,
Callable 8/1/20 @ 100	200,000	207,329

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	111,921

TOTAL CORPORATE BONDS (Cost $3,601,946)		3,759,019

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

MUNICIPAL BONDS (0.9%)

Illinois (0.3%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE
FGIC, Callable 11/6/14 @ 100	200,000	200,638

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22,
NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	150,000	159,131

Oregon (0.1%):
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	100,013

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	270,759

TOTAL MUNICIPAL BONDS (Cost $701,181)		730,541

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (17.1%)

Federal Farm Credit Bank
5.38%, 11/10/20	250,000	294,208

Federal Home Loan Bank
0.63%, 12/28/16	1,000,000	998,291
0.88%, 12/12/14	1,500,000	1,502,343
2.50%, 3/11/22	200,000	199,734
2.88%, 6/14/24	1,000,000	998,463
2.88%, 9/13/24	1,000,000	1,001,368
3.25%, 6/9/23	850,000	878,735
5.25%, 12/11/20	200,000	233,513
5.25%, 8/15/22	1,000,000	1,195,195
5.50%, 7/15/36	700,000	909,215
		7,916,857
Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,003,069
2.38%, 1/13/22	1,400,000	1,392,831
		2,395,900
Federal National Mortgage Association
0.88%, 12/20/17	1,000,000	987,801

Government National Mortgage Association
4.00%, 9/15/40	116,436	123,780
4.00%, 9/15/41	411,959	437,942
6.50%, 5/15/32	23,174	26,292
		588,014
U.S. Treasury Inflation Index Note
0.63%, 7/15/21	264,275	269,795
1.25%, 7/15/20	1,365,600	1,450,923
		1,720,718

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,629,045)		13,903,498

	Shares

INVESTMENT COMPANIES (1.5%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	1,194,403	1,194,403
TOTAL INVESTMENT COMPANIES (Cost $1,194,403)		1,194,403

Total Investments (Cost $56,793,183)(d) — 99.8%		80,944,832
Other assets in excess of liabilities — 0.2%		153,444
NET ASSETS — 100.0%		$81,098,276

(a)         Non-income producing security.

(b)         Illiquid Security.

(c)          Rate disclosed is the seven day yield as of September 30, 2014.

(d)         See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $56,793,183)	$80,944,832
Interest and dividends receivable	208,035
Receivable for capital shares issued	72,413
Prepaid expenses and other assets	8,311
Total Assets	81,233,591
Liabilities:
Payable for capital shares redeemed	75,000
Accrued expenses and other liabilities:
Investment adviser	49,441
Administration and accounting	1,753
Custodian	622
Transfer agent	1,108
Trustee	30
Shareholder servicing fees	3,366
Other	3,995
Total Liabilities	135,315
Net Assets	$81,098,276
Composition of Net Assets:
Capital	$55,854,949
Accumulated net investment income	638,085
Accumulated net realized gains from investment transactions	453,593
Net unrealized appreciation from investments	24,151,649
Net Assets	$81,098,276
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,189,992
Net Asset Value, Offering Price and Redemption price per share	$15.63

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Interest	$221,203
Dividends	636,059
Less: Foreign tax withholding	(720)
Total Investment Income	856,542
Expenses:
Investment adviser	303,070
Administration and accounting	42,856
Custodian	6,639
Transfer agency	16,582
Shareholder servicing	23,520
Chief compliance officer	1,566
Trustee	1,740
Other	21,155
Total expenses before fee reductions	417,128
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(10,253)
Net Expenses	404,150
Net Investment Income	452,392
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	454,809
Change in unrealized appreciation from investments	1,462,064
Net realized/unrealized gains from investments	1,916,873
Change in Net Assets Resulting from Operations	$2,369,265

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$452,392	$683,714
Net realized gains from investment transactions	454,809	481,944
Change in unrealized appreciation from investments	1,462,064	8,019,460
Change in Net Assets Resulting from Operations	2,369,265	9,185,118
Dividends:
Net investment income	—	(655,425)
Net realized gains from investment transactions	—	(427,528)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,082,953)
Capital Share Transactions:
Proceeds from shares issued	2,145,452	8,589,407
Dividends reinvested	—	977,922
Cost of shares redeemed	(2,584,353)	(3,229,189)
Change in Net Assets Resulting from Capital Share Transactions	(438,901)	6,338,140
Change in Net Assets	1,930,364	14,440,305
Net Assets:
Beginning of period	79,167,912	64,727,607
End of period	$81,098,276	$79,167,912
Share Transactions:
Issued	138,873	591,985
Reinvested	—	66,076
Redeemed	(166,520)	(224,028)
Change in shares	(27,647)	434,033
Accumulated net investment income	$638,085	$185,693

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.17		$13.53	$12.82	$12.07	$10.98	$8.84

Investment Activities:
Net investment income	0.09		0.13	0.15	0.12	0.15	0.16
Net realized and unrealized gains from investment transactions	0.37		1.72	0.71	0.75	1.09	2.11
Total from investment activities	0.46		1.85	0.86	0.87	1.24	2.27

Dividends:
Net investment income	—		(0.13)	(0.15)	(0.12)	(0.15)	(0.13)
Net realized gains from investments	—		(0.08)	—	—	—	—
Total dividends	—		(0.21)	(0.15)	(0.12)	(0.15)	(0.13)

Net Asset Value, End of Period	$15.63		$15.17	$13.53	$12.82	$12.07	$10.98
Total Return	3.03	%(a)	13.73%	6.83%	7.35%	11.32%	25.78%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$81,098		$79,168	$64,728	$57,080	$48,044	$41,500
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.12	%(b)	0.95%	1.25%	1.04%	1.30%	1.59%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.03	%(b)	1.05%	1.10%	1.13%	1.14%	1.17%
Portfolio turnover rate	5.80	%(a)	6.50%	15.93%	24.56%	31.03%	27.02%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c)   During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.4%)
Consumer Discretionary (12.7%)
Advance Auto Parts, Inc.	13,000	1,693,900
Autoliv, Inc.	16,000	1,470,720
DIRECTV (a)	18,000	1,557,360
McDonald’s Corp.	21,000	1,991,010
NIKE, Inc., Class B	41,000	3,657,200
Nordstrom, Inc.	22,000	1,504,140
Omnicom Group, Inc.	28,000	1,928,080
Ross Stores, Inc.	29,000	2,191,820
The TJX Cos., Inc.	3,000	177,510
Time Warner Cable, Inc.	18,000	2,582,820
		18,754,560
Consumer Staples (12.5%)
Colgate-Palmolive Co.	40,000	2,608,800
Costco Wholesale Corp.	21,000	2,631,720
General Mills, Inc.	40,000	2,018,000
Nestle SA, Sponsored ADR	36,000	2,650,680
PepsiCo, Inc.	35,000	3,258,150
Procter & Gamble Co.	36,000	3,014,640
Reckitt Benckiser Group PLC, Sponsored ADR	130,000	2,260,700
		18,442,690
Energy (6.9%)
Apache Corp.	24,000	2,252,880
BG Group PLC, Sponsored ADR	105,000	1,946,700
ConocoPhillips	41,000	3,137,320
Core Laboratories NV	12,000	1,756,200
Denbury Resources, Inc.	75,000	1,127,250
		10,220,350
Financials (15.8%)
American Express Co.	20,000	1,750,800
BB&T Corp.	40,000	1,488,400
Chubb Corp.	21,000	1,912,680
Cincinnati Financial Corp.	50,000	2,352,500
Comerica, Inc.	41,000	2,044,260
Commerce Bancshares, Inc.	29,400	1,312,563
JPMorgan Chase & Co.	44,000	2,650,560
Northern Trust Corp.	15,000	1,020,450
PNC Financial Services Group, Inc.	22,000	1,882,760
State Street Corp.	23,000	1,693,030
T. Rowe Price Group, Inc.	43,000	3,371,200
US Bancorp	50,000	2,091,500
		23,570,703
Health Care (12.9%)
Becton, Dickinson & Co.	25,000	2,845,250
C.R. Bard, Inc.	13,000	1,855,230
DENTSPLY International, Inc.	31,000	1,413,600
Express Scripts Holding Co. (a)	20,000	1,412,600
Johnson & Johnson, Inc.	28,000	2,984,520
Medtronic, Inc.	27,000	1,672,650
Mettler-Toledo International, Inc. (a)	6,000	1,536,780
Roche Holding AG, Sponsored ADR	60,000	2,219,400
Stryker Corp.	20,000	1,615,000
Waters Corp. (a)	15,000	1,486,800
		19,041,830

Industrials (15.4%)
3M Co.	19,000	2,691,920
ABB Ltd., Sponsored ADR	55,000	1,232,550
Deere & Co.	18,000	1,475,820
Donaldson Co., Inc.	50,000	2,031,500
Emerson Electric Co.	42,000	2,628,360
Hubbell, Inc., Class B	10,000	1,205,300
Illinois Tool Works, Inc.	24,000	2,026,080
Lincoln Electric Holdings, Inc.	25,000	1,728,375
Union Pacific Corp.	27,000	2,927,340
United Parcel Service, Inc., Class B	18,000	1,769,220
W.W. Grainger, Inc.	12,000	3,019,800
		22,736,265
Information Technology (16.7%)
Accenture PLC, Class A	28,500	2,317,620
Apple, Inc.	35,000	3,526,250
Automatic Data Processing, Inc.	25,000	2,077,000
Cisco Systems, Inc.	95,000	2,391,150
EMC Corp.	75,000	2,194,500
Google, Inc., Class A (a)	2,600	1,529,866
Google, Inc., Class C (a)	2,400	1,385,664
International Business Machines Corp.	2,000	379,660
Microsoft Corp.	77,000	3,569,720
Oracle Corp.	60,000	2,296,800
QUALCOMM, Inc.	25,000	1,869,250
Visa, Inc.	6,000	1,280,220
		24,817,700
Materials (5.5%)
AptarGroup, Inc.	27,000	1,638,900
PPG Industries, Inc.	8,000	1,573,920
Praxair, Inc.	16,000	2,064,000
Sigma-Aldrich Corp.	21,000	2,856,210
		8,133,030

TOTAL COMMON STOCKS (Cost $88,124,533)		145,717,128

INVESTMENT COMPANIES (1.5%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,205,480	2,205,480
TOTAL INVESTMENT COMPANIES (Cost $2,205,480)		2,205,480

Total Investments (Cost $90,330,013)(c) — 99.9%		147,922,608
Other assets in excess of liabilities — 0.1%		141,668
NET ASSETS — 100.0%		$148,064,276

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2014.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR       American Depositary Receipt

PLC        Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $90,330,013)	$147,922,608
Dividends receivable	202,743
Receivable for capital shares issued	33,659
Prepaid expenses and other assets	11,364
Total Assets	148,170,374
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	80,418
Administration and accounting	2,725
Custodian	1,139
Transfer agent	1,803
Trustee	56
Shareholder servicing fees	12,260
Other	7,697
Total Liabilities	106,098
Net Assets	$148,064,276
Composition of Net Assets:
Capital	$83,134,764
Accumulated net investment income	1,112,442
Accumulated net realized gains from investment transactions	6,224,475
Net unrealized appreciation from investments	57,592,595
Net Assets	$148,064,276
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,862,369
Net Asset Value, Offering Price and Redemption price per share	18.83

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$1,497,785
Less: Foreign tax withholding	(1,875)
Total Investment Income	1,495,910
Expenses:
Investment adviser	566,156
Administration and accounting	76,522
Custodian	12,426
Transfer agency	24,306
Shareholder servicing	85,393
Chief compliance officer	3,043
Trustee	3,397
Other	34,115
Total expenses before fee reductions	805,358
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(47,847)
Net Expenses	754,786
Net Investment Income	741,124
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,596,494
Change in unrealized depreciation from investments	(90,576)
Net realized/unrealized gains (losses) from investments	4,505,918
Change in Net Assets Resulting from Operations	$5,247,042

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$741,124	$1,352,252
Net realized gains from investment transactions	4,596,494	3,507,905
Change in unrealized appreciation/depreciation from investments	(90,576)	20,486,265
Change in Net Assets Resulting from Operations	5,247,042	25,346,422
Dividends:
Net investment income	—	(1,279,080)
Net realized gains from investment transactions	—	(719,069)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,998,149)
Capital Share Transactions:
Proceeds from shares issued	2,788,817	14,219,200
Dividends reinvested	—	1,799,548
Cost of shares redeemed	(11,850,475)	(18,185,795)
Change in Net Assets Resulting from Capital Share Transactions	(9,061,658)	(2,167,047)
Change in Net Assets	(3,814,616)	21,181,226
Net Assets:
Beginning of period	151,878,892	130,697,666
End of period	$148,064,276	$151,878,892
Share Transactions:
Issued	150,119	848,849
Reinvested	—	102,299
Redeemed	(635,362)	(1,086,262)
Change in shares	(485,243)	(135,114)
Accumulated net investment income	$1,112,442	$371,318

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$18.19		$15.41	$14.39	$13.32	$11.61	$8.01

Investment Activities:
Net investment income	0.10		0.16	0.16	0.13	0.11	0.11
Net realized and unrealized gains from investment transactions	0.54		2.86	1.01	1.06	1.71	3.63
Total from investment activities	0.64		3.02	1.17	1.19	1.82	3.74

Dividends:
Net investment income	—		(0.15)	(0.15)	(0.12)	(0.11)	(0.14)
Net realized gains from investments	—		(0.09)	—	—	—	—
Total dividends	—		(0.24)	(0.15)	(0.12)	(0.11)	(0.14)

Net Asset Value, End of Period	$18.83		$18.19	$15.41	$14.39	$13.32	$11.61
Total Return	3.52	%(a)	19.66%	8.27%	9.06%	15.77%	46.79%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$148,064		$151,879	$130,698	$104,206	$92,221	$72,087
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.98	%(b)	0.95%	1.22%	0.97%	0.93%	1.18%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.07	%(b)	1.08%	1.14%	1.09%	1.13%	1.16%
Portfolio turnover rate	6.98	%(a)	12.33%	10.34%	11.06%	13.07%	25.16%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.7%)
Consumer Discretionary (13.9%)
Advance Auto Parts, Inc.	3,900	508,170
Autoliv, Inc.	2,975	273,462
Hasbro, Inc.	8,225	452,334
LKQ Corp. (a)	8,850	235,322
Nordstrom, Inc.	8,050	550,379
Omnicom Group, Inc.	9,000	619,740
O’Reilly Automotive, Inc. (a)	2,975	447,321
Ross Stores, Inc.	8,925	674,551
Sally Beauty Holdings, Inc. (a)	11,300	309,281
Williams Sonoma, Inc.	4,025	267,944
		4,338,504
Consumer Staples (7.7%)
Campbell Soup Co.	8,700	371,751
Church & Dwight Co., Inc.	10,325	724,402
McCormick & Co., Inc.	6,650	444,885
The Clorox Co.	5,875	564,235
Whole Foods Market, Inc.	8,250	314,408
		2,419,681
Energy (7.1%)
Cabot Oil & Gas Corp.	5,750	187,968
Core Laboratories NV	2,000	292,700
Denbury Resources, Inc.	25,800	387,774
Dresser-Rand Group, Inc. (a)	3,800	312,587
Energen Corp.	4,400	317,856
FMC Technologies, Inc. (a)	7,950	431,765
Oceaneering International, Inc.	4,600	299,782
		2,230,432
Financials (16.2%)
Bank of Hawaii Corp.	3,725	211,617
BOK Financial Corp.	4,925	327,413
Brown & Brown, Inc.	6,950	223,443
Cincinnati Financial Corp.	10,100	475,204
Comerica, Inc.	6,900	344,034
Commerce Bancshares, Inc.	6,702	299,211
Cullen/Frost Bankers, Inc.	4,400	336,644
East West Bancorp, Inc.	7,875	267,750
Eaton Vance Corp.	9,125	344,286
HCC Insurance Holdings	6,100	294,569
Jones Lang LaSalle, Inc.	2,850	360,069
Northern Trust Corp.	9,375	637,782
SEI Investments Co.	8,725	315,496
Signature Bank (a)	1,800	201,708
T. Rowe Price Group, Inc.	5,175	405,720
		5,044,946
Health Care (12.3%)
C.R. Bard, Inc.	4,425	631,491
DENTSPLY International, Inc.	8,625	393,300
Haemonetics Corp. (a)	6,025	210,393
Laboratory Corp. of America Holdings (a)	2,750	279,813
MEDNAX, Inc. (a)	4,325	237,097
Mettler-Toledo International, Inc. (a)	1,825	467,437
ResMed, Inc.	4,425	218,020
St. Jude Medical, Inc.	4,775	287,121
The Cooper Companies, Inc.	2,425	377,693
Varian Medical Systems, Inc. (a)	3,650	292,438
Waters Corp. (a)	4,450	441,084
		3,835,887
Industrials (16.2%)
AMETEK, Inc.	8,725	438,082
CLARCOR, Inc.	5,175	326,439
Donaldson Co., Inc.	14,775	600,308
Dover Corp.	3,175	255,048
Graco, Inc.	3,000	218,940
Hubbell, Inc., Class B	3,925	473,080
IDEX Corp.	4,275	309,382
Lincoln Electric Holdings, Inc.	6,300	435,550
Nordson Corp.	5,425	412,680
Sensata Technologies Holding NV (a)	6,500	289,445
W.W. Grainger, Inc.	2,475	622,834
Wabtec Corp.	8,500	688,839
		5,070,627
Information Technology (14.3%)
Check Point Software Technologies Ltd. (a)	7,000	484,680
Citrix Systems, Inc. (a)	7,575	540,400
F5 Networks, Inc. (a)	4,450	528,393
Factset Research Systems, Inc.	4,150	504,350
Fiserv, Inc. (a)	6,350	410,432
NetApp, Inc.	11,225	482,226
Paychex, Inc.	7,875	348,075
Syntel, Inc. (a)	4,425	389,135
Teradata Corp. (a)	8,650	362,608
TIBCO Software, Inc. (a)	17,775	420,023
		4,470,322
Materials (6.0%)
AptarGroup, Inc.	8,125	493,188
International Flavors & Fragrances, Inc.	4,925	472,209
Sigma-Aldrich Corp.	6,700	911,267
		1,876,664

Real Estate Investment Trusts (1.6%)
BioMed Realty Trust, Inc. REIT	11,225	226,745
Digital Realty Trust, Inc. REIT	4,425	276,032
		502,777

Utilities (3.4%)
AGL Resources, Inc.	4,200	215,628
Northeast Utilities	7,833	347,002
ONE Gas, Inc.	6,175	211,494
Questar Corp.	12,925	288,098
		1,062,222
TOTAL COMMON STOCKS (Cost $22,900,782)		30,852,062

INVESTMENT COMPANIES (1.3%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00% (b)	390,347	390,347
TOTAL INVESTMENT COMPANIES (Cost $390,347)		390,347

Total Investments (Cost $23,291,129)(c) — 100.0%		31,242,409
Other assets in excess of liabilities — 0.0%		5,127
NET ASSETS — 100.0%		$31,247,536

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of September 30, 2014.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

REIT                  Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $23,291,129)	$31,242,409
Dividends receivable	24,365
Prepaid expenses and other assets	4,237
Total Assets	31,271,011
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	19,950
Administration and accounting	640
Custodian	230
Transfer agent	856
Trustee	10
Other	1,789
Total Liabilities	23,475
Net Assets	$31,247,536
Composition of Net Assets:
Capital	$22,289,472
Accumulated net investment income	78,511
Accumulated net realized gains from investment transactions	928,273
Net unrealized appreciation from investments	7,951,280
Net Assets	$31,247,536
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,162,475
Net Asset Value, Offering Price and Redemption price per share	$14.45

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$212,885
Less: Foreign tax withholding	(300)
Total Investment Income	212,585
Expenses:
Investment adviser	116,343
Administration and accounting	15,956
Custodian	2,730
Transfer agency	15,423
Chief compliance officer	579
Trustee	644
Other	7,314
Total expenses before fee reductions	158,989
Fees voluntarily reduced by the transfer agent	(2,755)
Fees contractually reduced by the investment adviser	(1,116)
Net Expenses	155,148
Net Investment Income	57,437
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	466,329
Change in unrealized appreciation from investments	316,691
Net realized/unrealized gains from investments	783,020
Change in Net Assets Resulting from Operations	$840,457

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$57,437	$84,201
Net realized gains from investment transactions	466,329	830,251
Change in unrealized appreciation/depreciation from investments	316,691	3,660,139
Change in Net Assets Resulting from Operations	840,457	4,574,591
Dividends:
Net investment income	—	(66,025)
Net realized gains from investment transactions	—	(205,678)
Change in Net Assets Resulting from Shareholder Dividends	—	(271,703)
Capital Share Transactions:
Proceeds from shares issued	580,604	3,105,556
Dividends reinvested	—	263,420
Cost of shares redeemed	(750,400)	(1,485,143)
Change in Net Assets Resulting from Capital Share Transactions	(169,796)	1,883,833
Change in Net Assets	670,661	6,186,721
Net Assets:
Beginning of period	30,576,875	24,390,154
End of period	$31,247,536	$30,576,875
Share Transactions:
Issued	40,323	243,088
Reinvested	—	19,348
Redeemed	(52,511)	(110,895)
Change in shares	(12,188)	151,541
Accumulated net investment income	$78,511	$21,074

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six				For the
	months		For the year	For the year	period
	ended		ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,
	2014		2014	2013	2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.06		$12.06	$11.11	$10.00

Investment Activities:
Net investment income	0.03		0.04	0.06	0.02
Net realized and unrealized gains from investment transactions	0.36		2.08	0.95	1.11
Total from investment activities	0.39		2.12	1.01	1.13

Dividends:
Net investment income	—		(0.03)	(0.06)	(0.02)
Net realized gains from investments	—		(0.09)	—	—
Total dividends	—		(0.12)	(0.06)	(0.02)

Net Asset Value, End of Period	$14.45		$14.06	$12.06	$11.11
Total Return	2.77	%(b)	17.65%	9.12%	11.33	%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$31,248		$30,577	$24,390	$14,213
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.37	%(c)	0.30%	0.58%	0.34	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	1.02	%(c)	1.04%	1.23%	1.34	%(c)
Portfolio turnover rate	6.24	%(b)	14.86%	12.32%	8.43	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on August 1, 2011.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.1%)
Consumer Discretionary (13.2%)
Bright Horizons Family Solutions, Inc. (a)	6,575	276,545
Cheesecake Factory, Inc.	5,850	266,175
Choice Hotels International, Inc.	2,600	135,200
Dorman Products, Inc. (a)	5,675	227,340
DSW, Inc., Class A	9,050	272,496
Gentherm, Inc. (a)	3,700	156,251
Interval Leisure Group	6,200	118,110
Sotheby’s	3,150	112,518
Tenneco, Inc. (a)	3,950	206,625
Texas Roadhouse, Inc.	10,300	286,752
Tumi Holdings, Inc. (a)	11,775	239,621
Tupperware Brands Corp.	1,750	120,820
Vitamin Shoppe, Inc. (a)	7,250	321,827
Williams Sonoma, Inc.	4,675	311,214
Wolverine World Wide, Inc.	10,075	252,480
		3,303,974
Consumer Staples (3.3%)
Darling International, Inc. (a)	10,000	183,200
Flowers Foods, Inc.	10,300	189,108
United Natural Foods, Inc. (a)	4,175	256,595
Whitewave Food Co., Class A (a)	5,275	191,641
		820,544
Energy (4.8%)
CARBO Ceramics, Inc.	2,350	139,191
Denbury Resources, Inc.	20,125	302,479
Forum Energy Technologies, Inc. (a)	7,850	240,288
Geospace Technologies Corp. (a)	2,830	99,475
Oceaneering International, Inc.	3,725	242,758
RPC, Inc.	8,400	184,464
		1,208,655
Financials (21.2%)
Artisan Partners Asset Management, Inc.	4,850	252,443
Bank of Hawaii Corp.	5,525	313,875
BOK Financial Corp.	1,875	124,650
Brown & Brown, Inc.	4,125	132,619
City National Corp.	1,675	126,747
Cohen & Steers, Inc.	4,550	174,902
Commerce Bancshares, Inc.	5,425	242,199
Coresite Realty Corp.	5,025	165,172
Cullen/Frost Bankers, Inc.	2,425	185,537
East West Bancorp, Inc.	11,750	399,499
Eaton Vance Corp.	6,925	261,280
Encore Capital Group, Inc. (a)	8,150	361,126
HCC Insurance Holdings	2,875	138,834
Jones Lang LaSalle, Inc.	4,025	508,519
LPL Financial Holdings, Inc.	2,975	136,999
MarketAxess Holdings, Inc.	5,350	330,951
SEI Investments Co.	8,625	311,880
Signature Bank (a)	2,950	330,577
SVB Financial Group (a)	3,375	378,303
Texas Capital Bancshares, Inc. (a)	3,300	190,344
UMB Financial Corp.	2,275	124,101
Virtus Investment Partners, Inc.	725	125,933
		5,316,490
Health Care (11.2%)
Anika Therapeutics, Inc. (a)	3,200	117,312
Bio-Reference Labs, Inc. (a)	9,025	253,241
Bruker Corp. (a)	16,975	314,292
Centene Corp. (a)	2,700	223,317
Cyberonics, Inc. (a)	1,625	83,135
DENTSPLY International, Inc.	5,525	251,940
Haemonetics Corp. (a)	4,075	142,299
ICU Medical, Inc. (a)	3,450	221,421
MEDNAX, Inc. (a)	4,275	234,356
Techne Corp.	1,250	116,938
The Cooper Companies, Inc.	2,000	311,500
Thoratec Corp. (a)	6,175	165,058
West Pharmaceutical Services, Inc.	8,150	364,793
		2,799,602
Industrials (16.5%)
Chart Industries, Inc. (a)	1,700	103,921
CLARCOR, Inc.	5,350	337,478
Donaldson Co., Inc.	8,900	361,607
Franklin Electric Co., Inc.	5,450	189,333
Genesee & Wyoming, Inc., Class A (a)	3,000	285,930
Hub Group, Inc., Class A (a)	4,920	199,408
Hubbell, Inc., Class B	1,950	235,034
IDEX Corp.	2,450	177,307
Lincoln Electric Holdings, Inc.	3,850	266,169
Lindsay Manufacturing Co.	2,725	203,694
Middleby Corp. (a)	3,500	308,455
Nordson Corp.	4,150	315,691
Polypore International, Inc. (a)	2,975	115,757
Sensata Technologies Holding NV (a)	4,175	185,913
UniFirst Corp.	2,600	251,134
Wabtec Corp.	6,000	486,239
Watts Water Technologies, Inc., Class A	2,025	117,956
		4,141,026
Information Technology (16.0%)
Blackbaud, Inc.	3,050	119,835
Coherent, Inc. (a)	1,875	115,069
CommVault Systems, Inc. (a)	3,050	153,720
F5 Networks, Inc. (a)	1,525	181,079
Factset Research Systems, Inc.	2,500	303,825
InterDigital, Inc.	3,325	132,402
IPG Photonics Corp. (a)	4,775	328,424
Mellanox Technologies Ltd. (a)	5,800	260,246
Plantronics, Inc.	5,175	247,261
Polycom, Inc. (a)	15,850	194,717
Power Integrations, Inc.	3,300	177,903
Riverbed Technology, Inc. (a)	10,025	185,914
Sapient Corp. (a)	17,475	244,650
SolarWinds, Inc. (a)	5,275	221,814
Syntel, Inc. (a)	2,700	237,438
Teradata Corp. (a)	4,300	180,256
TIBCO Software, Inc. (a)	6,100	144,143
Ubiquiti Networks, Inc. (a)	7,400	277,721
WEX, Inc. (a)	2,850	314,412
		4,020,829
Materials (6.2%)
AptarGroup, Inc.	6,000	364,200
Calgon Carbon Corp. (a)	14,050	272,289
Commercial Metals Co.	12,300	209,961
International Flavors & Fragrances, Inc.	4,200	402,696
Minerals Technologies, Inc.	4,975	307,007
		1,556,153
Real Estate Investment Trusts (2.0%)
BioMed Realty Trust, Inc. REIT	9,875	199,475
Digital Realty Trust, Inc. REIT	4,675	291,627
		491,102
Utilities (4.7%)
AGL Resources, Inc.	4,475	229,747
American States Water Co.	9,450	287,469
New Jersey Resources Corp.	2,325	117,436
ONE Gas, Inc.	6,925	237,181
Questar Corp.	13,800	307 602
		1,179,435
TOTAL COMMON STOCKS (Cost $21,521,790)		24,837,810

INVESTMENT COMPANIES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	217,990	217,990
TOTAL INVESTMENT COMPANIES (Cost $217,990)		217,990

Total Investments (Cost $21,739,780)(c) — 100.0%		25,055,800
Liabilities in excess of other assets — 0.0%		(1,629)

NET ASSETS — 100.0%		$25,054,171

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2014.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

REIT                  Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $21,739,780)	$25,055,800
Dividends receivable	13,296
Prepaid expenses and other assets	4,230
Total Assets	25,073,326
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	15,216
Administration and accounting	551
Custodian	201
Transfer agent	937
Trustee	8
Shareholder servicing fees	602
Other	1,640
Total Liabilities	19,155
Net Assets	$25,054,171
Composition of Net Assets:
Capital	$21,068,084
Accumulated net investment	9,401
Accumulated net realized gains from investment transactions	660,666
Net unrealized appreciation from investments	3,316,020
Net Assets	$25,054,171
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,871,347
Net Asset Value, Offering Price and Redemption price per share	$13.39

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$135,562
Total Investment Income	135,562
Expenses:
Investment adviser	96,793
Administration and accounting	13,440
Custodian	2,362
Transfer agency	16,241
Shareholder servicing	1,994
Chief compliance officer	486
Trustee	543
Other	10,332
Total expenses before fee reductions	142,191
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(10,423)
Net Expenses	129,043
Net Investment Income	6,519
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	260,788
Change in unrealized depreciation from investments	(1,328,828)
Net realized/unrealized gains (losses) from investments	(1,068,040)
Change in Net Assets Resulting from Operations	$(1,061,521)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the period ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$6,519	$(11,339)
Net realized gains from investment transactions	260,788	1,357,970
Change in unrealized appreciation/depreciation from investments	(1,328,828)	3,038,858
Change in Net Assets Resulting from Operations	(1,061,521)	4,385,489
Dividends:
Net investment income	—	(937,000)
Change in Net Assets Resulting from Shareholder Dividends	—	(937,000)
Capital Share Transactions:
Proceeds from shares issued	1,553,640	6,609,780
Proceeds from shares issued in subscriptions in-kind(a)	—	716,178
Dividends reinvested	—	731,364
Cost of shares redeemed	(1,217,735)	(6,183,874)
Change in Net Assets Resulting from Capital Share Transactions	335,905	1,873,448
Change in Net Assets	(725,616)	5,321,937
Net Assets:
Beginning of period	25,779,787	20,457,850
End of period	$25,054,171	$25,779,787
Share Transactions:
Issued	115,356	512,420
Issued in subscriptions in-kind(a)	—	54,545
Reinvested	—	53,698
Redeemed	(89,301)	(467,291)
Change in shares	26,055	153,372
Accumulated net investment income	$9,401	$2,882

Amounts designated as “—” are $0 or have been rounded to $0.

(a) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the period ended March 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.97		$12.09	$10.00

Investment Activities:
Net investment income (loss)	—		(0.01)	0.03
Net realized and unrealized gains (losses) from investment transactions	(0.58)		2.38	2.09
Total from investment activities	(0.58)		2.37	2.12

Dividends:
Net investment income	—		—	(0.03)
Net realized gains from investments	—		(0.49)	—
Total dividends	—		(0.49)	(0.03)

Net Asset Value, End of Period	$13.39		$13.97	$12.09
Total Return	(4.15	)%(b)	19.68%	21.28	%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$25,054		$25,780	$20,458
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.05	%(c)	(0.05)%	0.43	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.10	%(c)	1.12%	1.60	%(c)
Portfolio turnover rate	15.45	%(b)	51.57%	13.31	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on June 28, 2012.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund September 30, 2014 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.0%)
Consumer Discretionary (13.6%)
Bright Horizons Family Solutions, Inc. (a)	12,900	542,574
Cheesecake Factory, Inc.	21,000	955,500
Choice Hotels International, Inc.	9,400	488,800
Dorman Products, Inc. (a)	22,900	917,374
DSW, Inc., Class A	34,900	1,050,839
Gentherm, Inc. (a)	25,800	1,089,534
Hibbett Sports, Inc. (a)	17,600	750,288
Interval Leisure Group	22,000	419,100
Sotheby’s	11,300	403,636
Tenneco, Inc. (a)	18,400	962,504
Texas Roadhouse, Inc.	28,000	779,520
Tumi Holdings, Inc. (a)	44,300	901,505
Tupperware Brands Corp.	9,600	662,784
Vitamin Shoppe, Inc. (a)	21,800	967,702
Wolverine World Wide, Inc.	47,700	1,195,362
		12,087,022
Consumer Staples (3.3%)
Darling International, Inc. (a)	35,800	655,856
Flowers Foods, Inc.	37,000	679,320
The Chefs’ Warehouse, Inc. (a)	20,900	339,834
United Natural Foods, Inc. (a)	20,400	1,253,784
		2,928,794
Energy (3.7%)
CARBO Ceramics, Inc.	12,900	764,067
Forum Energy Technologies, Inc. (a)	49,025	1,500,655
Geospace Technologies Corp. (a)	17,600	618,640
Natural Gas Services Group, Inc. (a)	16,900	406,783
		3,290,145
Financials (19.9%)
Artisan Partners Asset Management, Inc.	16,900	879,645
Bank of Hawaii Corp.	33,300	1,891,773
BBCN Bancorp, Inc.	50,800	741,172
City National Corp.	6,300	476,721
Cohen & Steers, Inc.	29,800	1,145,512
Coresite Realty Corp.	28,800	946,656
Dime Community Bancshares, Inc.	27,300	393,120
Eagle Bancorp, Inc. (a)	15,200	483,664
Encore Capital Group, Inc. (a)	36,200	1,604,022
First Financial Bankshares, Inc.	13,600	377,944
First NBC Bank Holding Co. (a)	19,300	632,075
HFF, Inc., Class A	26,200	758,490
Independent Bank Corp.	19,400	692,968
MarketAxess Holdings, Inc.	29,400	1,818,684
Texas Capital Bancshares, Inc. (a)	25,800	1,488,144
Tompkins Financial Corp.	6,000	264,480
Trustmark Corp.	34,900	803,922
UMB Financial Corp.	15,100	823,705
Umpqua Holdings Corp.	50,800	836,676
Virtus Investment Partners, Inc.	3,400	590,580
		17,649,953
Health Care (13.0%)
Anika Therapeutics, Inc. (a)	11,300	414,258
Bio-Reference Labs, Inc. (a)	36,700	1,029,802
Bruker Corp. (a)	78,200	1,447,873
Cantel Medical Corp.	20,500	704,790
Computer Programs & Systems, Inc.	18,600	1,069,314
CorVel Corp. (a)	8,100	275,805
Cyberonics, Inc. (a)	9,900	506,484
Haemonetics Corp. (a)	23,900	834,588
ICU Medical, Inc. (a)	17,100	1,097,478
IPC The Hospitalist Co. (a)	22,900	1,025,691
Techne Corp.	5,500	514,525
Thoratec Corp. (a)	27,800	743,094
West Pharmaceutical Services, Inc.	42,600	1,906,776
		11,570,478
Industrials (14.8%)
Apogee Enterprises, Inc.	13,900	553,220
Chart Industries, Inc. (a)	14,500	886,385
CLARCOR, Inc.	28,300	1,785,164
ESCO Technologies, Inc.	20,400	709,512
Franklin Electric Co., Inc.	30,500	1,059,570
Herman Miller, Inc.	13,800	411,930
Hub Group, Inc., Class A (a)	30,200	1,224,006
Lindsay Manufacturing Co.	12,000	897,000
Polypore International, Inc. (a)	20,400	793,764
Team, Inc. (a)	23,100	875,721
Tennant Co.	20,400	1,368,636
UniFirst Corp.	14,400	1,390,896
Watts Water Technologies, Inc., Class A	19,100	1,112,575
		13,068,379
Information Technology (19.0%)
Blackbaud, Inc.	20,700	813,303
Coherent, Inc. (a)	8,889	545,518
CommVault Systems, Inc. (a)	12,650	637,560
InterDigital, Inc.	22,900	911,878
IPG Photonics Corp. (a)	26,200	1,802,036
Mellanox Technologies Ltd. (a)	29,800	1,337,126
Plantronics, Inc.	27,800	1,328,283
Polycom, Inc. (a)	67,600	830,466
Power Integrations, Inc.	24,400	1,315,404
Riverbed Technology, Inc. (a)	50,700	940,232
Sapient Corp. (a)	71,100	995,400
SolarWinds, Inc. (a)	18,900	794,745
Syntel, Inc. (a)	14,900	1,310,306
TIBCO Software, Inc. (a)	30,500	720,715
Ubiquiti Networks, Inc. (a)	27,200	1,020,816
WEX, Inc. (a)	13,900	1,533,448
		16,837,236
Materials (5.1%)
Calgon Carbon Corp. (a)	44,200	856,596
Commercial Metals Co.	51,700	882,519
Minerals Technologies, Inc.	26,300	1,622,973
Quaker Chemical Corp.	16,400	1,175,716
		4,537,804
Real Estate Investment Trusts (2.3%)
BioMed Realty Trust, Inc. REIT	37,800	763,560
DuPont Fabros Technology, Inc. REIT	48,400	1,308,736
		2,072,296
Utilities (4.3%)
American States Water Co.	29,800	906,516
New Jersey Resources Corp.	16,900	853,619
ONE Gas, Inc.	31,400	1,075,450
Questar Corp.	42,800	954,012
		3,789,597
TOTAL COMMON STOCKS (Cost $72,542,188)		87,831,704

Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	904,236	904,236
TOTAL INVESTMENT COMPANIES (Cost $904,236)		904,236

Total Investments (Cost $73,446,424)(c) — 100.0%		88,735,940
Liabilities in excess of other assets — 0.0%		(18,801)
NET ASSETS — 100.0%		$88,717,139

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

REIT Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Walden Small Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost $73,446,424)	$88,735,940
Dividends receivable	62,866
Prepaid expenses and other assets	3,238
Total Assets	88,802,044
Liabilities:
Payable for capital shares redeemed	644
Accrued expenses and other liabilities:
Investment adviser	58,372
Administration and accounting	1,727
Custodian	1,079
Transfer agent	2,246
Trustee	52
Shareholder servicing fees	12,328
Other	8,457
Total Liabilities	84,905
Net Assets	$88,717,139
Composition of Net Assets:
Capital	$67,312,282
Accumulated net investment income	49,912
Accumulated net realized gains from investment transactions	6,065,429
Net unrealized appreciation from investments	15,289,516
Net Assets	$88,717,139
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,664,647
Net Asset Value, Offering Price and Redemption price per share	$19.02

STATEMENT OF OPERATIONS

For the period ended September 30, 2014 (Unaudited)

Investment Income:
Dividends	$483,656
Total Investment Income	483,656
Expenses:
Investment adviser	362,948
Administration and accounting	49,262
Custodian	8,165
Transfer agency	20,264
Shareholder servicing	22,525
Chief compliance officer	1,970
Trustee	2,210
Other	25,081
Total expenses before fee reductions	492,425
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(6,151)
Net Expenses	483,549
Net Investment Income	107
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,358,884
Change in unrealized depreciation from investments	(10,208,714)
Net realized/unrealized gains (losses) from investments	(6,849,830)
Change in Net Assets Resulting from Operations	$(6,849,723)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended Sept. 30, 2014	For the year ended March 31, 2014
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$107	$30,394
Net realized gains from investment transactions	3,358,884	8,796,070
Change in unrealized appreciation/depreciation from investments	(10,208,714)	8,525,526
Change in Net Assets Resulting from Operations	(6,849,723)	17,351,990
Dividends:
Net investment income	—	(13,979)
Net realized gains from investment transactions	—	(7,309,801)
Change in Net Assets Resulting from Shareholder Dividends	—	(7,323,780)
Capital Share Transactions:
Proceeds from shares issued	759,720	6,163,589
Proceeds from shares issued in subscriptions in-kind(a)	5,484,961	471,351
Dividends reinvested	—	6,716,084
Cost of shares redeemed	(14,468,595)	(14,821,198)
Change in Net Assets Resulting from Capital Share Transactions	(8,223,914)	(1,470,174)
Change in Net Assets	(15,073,637)	8,558,036
Net Assets:
Beginning of period	103,790,776	95,232,740
End of period	$88,717,139	$103,790,776
Share Transactions:
Issued	38,386	312,145
Issued in subscriptions in-kind(a)	274,111	22,057
Reinvested	—	330,353
Redeemed	(727,669)	(739,624)
Change in shares	(415,172)	(75,069)
Accumulated net investment income	$49,912	$49,805

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended Sept. 30, 2014		For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$20.43		$18.48	$16.92	$17.64	$14.57	$9.19

Investment Activities:
Net investment income	—		0.01	0.07	0.01	0.02	0.02
Net realized and unrealized gains (losses) from investment transactions	(1.41)		3.42	1.93	0.27	3.59	5.60
Total from investment activities	(1.41)		3.43	2.00	0.28	3.61	5.62

Dividends:
Net investment income	—		—	(0.07)	(0.02)	(0.03)	(0.02)
Net realized gains from investments	—		(1.48)	(0.37)	(0.98)	(0.51)	(0.22)
Total dividends	—		(1.48)	(0.44)	(1.00)	(0.54)	(0.24)

Net Asset Value, End of Period	$19.02		$20.43	$18.48	$16.92	$17.64	$14.57
Total Return	(6.90	)%(a)	18.58%	12.05%	2.28%	25.13%	61.45%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$88,717		$103,791	$95,233	$69,544	$46,488	$22,057
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.00	%(b)	0.03%	0.40%	0.06%	0.14%	0.26%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.02	%(b)	1.05%	1.09%	1.15%	1.27%	1.68%
Portfolio turnover rate	10.76	%(a)	36.60%	31.98%	24.62%	36.01%	23.07%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	September 30, 2014 (Unaudited)

1.              Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Innovations Fund	Walden SMID Cap Fund
Walden Small Cap Innovations Fund	Walden Small Cap Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Continued

Notes to Financial Statements	September 30, 2014 (Unaudited)

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2014 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
Fund Name	Level 1 Quoted Prices	Other Significant Observable Inputs	Total Investments in Securities
Asset Management Fund
Common Stocks(1)	$266,345,452	$—	$266,345,452
Corporate Bonds(1)	—	10,440,088	10,40,088
Municipal Bonds(2)	—	6,727,089	6,727,089
U.S. Government & U.S. Government Agency Obligations	—	47,299,246	47,299,246
Investment Companies	6,189,077	—	6,189,077
Total	272,534,529	64,466,423	337,000,952

Equity Fund
Common Stocks(1)	102,786,797	—	102,786,797
Investment Companies	1,191,260	—	1,191,260
Total	103,978,057	—	103,978,057

Midcap Fund
Common Stocks(1)	42,067,066	—	42,067,066
Investment Companies	458,121	—	458,121
Total	42,525,187	—	42,525,187

SMID Cap Fund
Common Stocks(1)	4,511,663	—	4,511,663
Investment Companies	67,237	—	67,237
Total	4,578,900	—	4,578,900

Small Cap Fund
Common Stocks(1)	447,121,593	—	447,121,593
Investment Companies	1,834,588	—	1,834,588
Total	448,956,181	—	448,956,181

Walden Asset Management Fund
Common Stocks(1)	61,357,371	—	61,357,371
Corporate Bonds(1)	—	3,759,019	3,759,019
Municipal Bonds(2)	—	730,541	730,541
U.S. Government & U.S. Government Agency Obligations	—	13,903,498	13,903,498
Investment Companies	1,194,403	—	1,194,403
Total	62,551,774	18,393,058	80,944,832

Walden Equity Fund
Common Stocks(1)	145,717,128	—	145,717,128
Investment Companies	2,205,480	—	2,205,480
Total	147,922,608	—	147,922,608

Walden Midcap Fund
Common Stocks(1)	30,852,062	—	30,852,062
Investment Companies	390,347	—	390,347
Total	31,242,409	—	31,242,409

Walden SMID Cap Fund
Common Stocks(1)	24,837,810	—	24,837,810
Investment Companies	217,990	—	217,990
Total	25,055,800	—	25,055,800

Walden Small Cap Fund
Common Stocks(1)	87,831,704	—	87,831,704
Investment Companies	904,236	—	904,236
Total	88,735,940	—	88,735,940

(1) For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2) For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

Continued

Notes to Financial Statements	September 30, 2014 (Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2014, from the valuation input levels used on March 31, 2014. The Funds did not hold any Level 3 securities during the period ended September 30, 2014.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the period ended September 30, 2014.

3.              Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $28,188 for the period ended September 30, 2014, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

BHIL Distributors, Inc., (“BHIL”), a wholly-owned subsidiary of Beacon Hill Fund Services, Inc., serves as the Funds’ distribution agent. Effective January 1, 2014, the distribution agreement provides for payment of a fixed annual fee of $28,000 ($17,500 annually prior to January 1, 2014) for review of sales literature and dealer set-up efforts, and reimbursement of out-of-pocket expenses. These amounts are paid monthly to BHIL from the Adviser and not by the Funds. BHIL is not affiliated with Citi or the Adviser.

Continued

Notes to Financial Statements	September 30, 2014 (Unaudited)

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.

Each Fund is authorized to pay non-distribution related shareholder services fees up to 0.25% of its average annual net assets with respect to shares of the Funds serviced by an Authorized Service Provider.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ custodian and transfer agent. Under the custody agreement, Boston Trust receives $1,000 annually per Fund plus an annual asset based fee of 0.016% of the value of securities held. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, Citi receives a fixed annual fee from the Funds that use Citi as sub-transfer agent, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, subject to certain exclusions, to limit each Fund’s aggregate annual operating expenses to 1.00% of the average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, for the years ended March 31, 2012, 2013 and 2014 and the period ended September 30, 2014, the Adviser reimbursed, and has yet to recoup, fees in the following amounts:

Fund	Amount	Expires

Midcap Fund	$33,899	2015
	16,993	2016
	4	2017

SMID Cap Fund	11,533	2015
	33,947	2016
	23,931	2017
	11,916	2018

Small Cap Fund	60,584	2015
	—	2016
	355,171	2017
	154,363	2018

Walden Asset Management Fund	33,900	2015
	49,992	2016
	28,632	2017
	10,253	2018

Walden Equity Fund	26,043	2015
	151,960	2016
	113,975	2017
	47,847	2018

Walden Midcap Fund	18,288	2015
	34,176	2016
	7,143	2017
	1,116	2018

Walden SMID Cap Fund	30,124	2016
	23,699	2017
	10,423	2018

Walden Small Cap Fund	45,712	2015
	64,888	2016
	49,312	2017
	6,151	2018

As of September 30, 2014, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	50,896
SMID Cap Fund	81,327
Small Cap Fund	570,118
Walden Asset Management Fund	122,777
Walden Equity Fund	339,825
Walden Midcap Fund	60,723
Walden SMID Cap Fund	64,246
Walden Small Cap Fund	166,063

During the period ended September 30, 2014, the transfer agent voluntarily reduced a portion of the transfer agent fees otherwise payable by the Funds, as indicated on each Fund’s Statement of Operations. These voluntary reductions are not subject to recoupment in future years.

During the period ended September 30, 2014, net assets of certain Funds (the “Redeeming Funds”) were exchanged as in-kind transfers for shares of other Funds (the “Subscribing Funds”) within the Trust. Fund shares of the Subscribing Funds, issued in connection with the exchanges, were used to pay for securities, at fair value, transferred from the Redeeming Funds. The total fair value of the in-kind transfers was $5,484,961, for 274,111 shares, of the Walden Small Cap Innovations Fund in exchange for securities of an affiliated separately managed account.

Continued

Notes to Financial Statements	September 30, 2014 (Unaudited)

During the year ended March 31, 2014, net assets of certain Funds were exchanged as in-kind transfers for shares of other Funds within the Trust. Fund shares of the Subscribing Funds, issued in connection with the exchanges, were used to pay for securities, at fair value, transferred from the Redeeming Funds. The total fair value of the in-kind transfers was $471,351 for 22,057 shares of the Walden Small Cap Fund in exchange for 28,515 shares of the Small Cap Fund, $716,178 for 54,545 shares of the Walden SMID Cap Fund in exchange for shares of an affiliated separately managed account, and $7,967,662 for 507,818 shares of the Small Cap Fund in exchange for securities of an affiliated separately managed account.

4.              Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the period ended September 30, 2014, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$9,341,370	$25,874,544
Equity Fund	9,590,359	7,204,960
Midcap Fund	2,643,157	2,911,265
SMID Cap Fund	770,092	825,921
Small Cap Fund	54,470,085	103,899,065

Walden Asset Management Fund	1,781,305	1,780,095
Walden Equity Fund	10,393,305	19,903,472
Walden Midcap Fund	1,905,333	1,995,947
Walden SMID Cap Fund	4,473,221	3,913,075
Walden Small Cap Fund	10,295,343	23,533,050

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the period ended September 30, 2014, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$15,079,992	$591,401
Walden Asset Management Fund	3,885,268	2,795,771

5.              Federal Income Tax Information:

As of September 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$206,488,557	$130,629,868	$(117,473)	$130,512,395
Equity Fund	55,534,101	48,544,606	(100,650)	48,443,956
Midcap Fund	26,469,514	16,324,013	(268,340)	16,055,673
SMID Cap Fund	3,759,994	968,861	(149,955)	818,906
Small Cap Fund	372,062,395	96,343,306	(19,449,520)	76,893,786

Walden Asset Management Fund	56,831,536	24,384,365	(271,069)	24,113,296
Walden Equity Fund	90,336,917	58,144,903	(559,212)	57,585,691
Walden Midcap Fund	23,292,990	8,228,904	(279,485)	7,949,419
Walden SMID Cap Fund	21,748,603	4,067,792	(760,595)	3,307,197
Walden Small Cap Fund	73,410,015	18,854,476	(3,528,551)	15,325,925

The tax character of distributions paid during the fiscal year ended March 31, 2014 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid(1)
Asset Management Fund	$3,591,713	$2,697,054	$6,288,767	$—	$6,288,767
Equity Fund	881,548	—	881,548	—	881,548
Midcap Fund	320,948	761,028	1,081,976	—	1,081,976
SMID Cap Fund	44,236	280,548	324,784	—	324,784
Small Cap Fund	12,357,796	25,406,440	37,764,236	—	37,764,236

Walden Asset Management Fund	715,155	367,798	1,082,953	—	1,082,953
Walden Equity Fund	1,279,080	719,069	1,998,149	—	1,998,149
Walden Midcap Fund	66,025	205,678	271,703	—	271,703
Walden SMID Cap Fund	699,079	237,921	937,000	—	937,000
Walden Small Cap Fund	1,852,143	5,471,637	7,323,780	—	7,323,780

(1)         Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

Continued

Notes to Financial Statements	September 30, 2014
(Unaudited)

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(2)	Total Accumulated Earnings (Deficit)
Asset Management Fund	$907,383	$991,656	$1,899,039	$—	$128,796,813	$130,695,852
Equity Fund	257,261	—	257,261	(890,334)	48,289,561	47,656,488
Midcap Fund	186,842	625,712	812,554	—	16,001,112	16,813,666
SMID Cap Fund	28,093	187,124	215,217	—	1,084,545	1,299,762
Small Cap Fund	4,453,192	8,339,370	12,792,562	—	126,858,569	139,651,136

Walden Asset Management Fund	185,693	39,931	225,624	(2,795)	22,651,233	22,874,062
Walden Equity Fund	371,318	1,634,909	2,006,227	—	57,676,243	59,682,470
Walden Midcap	176,570	308,310	484,880	—	7,632,727	8,117,607
Walden SMID Cap Fund	333,794	80,902	414,696	—	4,632,912	5,047,608
Walden Small Cap Fund	465,790	2,273,989	2,739,779	—	25,514,801	28,254,580

(2)         The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of its tax year ended March 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 3/31/2018
Equity Fund	$868,689

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

Fund	Late Year Ordinary Loss	Post-October Capital Losses
Equity Fund	$—	$21,645
Walden Asset Management Fund	—	2,795

6.              Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of September 30, 2014, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	Boston Trust & Investment Management Company	96.3
Equity Fund	Boston Trust & Investment Management Company	98.0
Midcap Fund	Boston Trust & Investment Management Company	90.1
SMID Cap Fund	Boston Trust & Investment Management Company	68.6
Walden Asset Management Fund	Boston Trust & Investment Management Company	73.4
Walden Equity Fund	Boston Trust & Investment Management Company	29.6
Walden Midcap Fund	Boston Trust & Investment Management Company	98.5
Walden SMID Cap Fund	Boston Trust & Investment Management Company	60.1
Walden Small Cap Fund	Boston Trust & Investment Management Company	40.1

7.              Subsequent Events:

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Supplementary Information (Unaudited)	September 30, 2014

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust & Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio During Period
	4/1/14	9/30/14	4/1/14 - 9/30/14	4/1/14 - 9/30/14
Asset Management Fund	$1,000.00	$1,030.20	$4.63	0.91%
Equity Fund	1,000.00	1,031.50	4.69	0.92%
Midcap Fund	1,000.00	1,025.30	5.08	1.00%
SMID Cap Fund	1,000.00	957.70	4.91	1.00%
Small Cap Fund	1,000.00	930.70	4.84	1.00%
Walden Asset Management Fund	1,000.00	1,030.30	5.09	1.00%
Walden Equity Fund	1,000.00	1,035.20	5.10	1.00%
Walden Midcap Fund	1,000.00	1,027.70	5.08	1.00%
Walden SMID Cap Fund	1,000.00	958.50	4.91	1.00%
Walden Small Cap Fund	1,000.00	931.00	4.84	1.00%

(1)         Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio During Period
	4/1/14	9/30/14	4/1/14 - 9/30/14	4/1/14 - 9/30/14
Asset Management Fund	$1,000.00	$1,020.51	$4.61	0.91%
Equity Fund	1,000.00	1,020.46	4.66	0.92%
Midcap Fund	1,000.00	1,020.05	5.06	1.00%
SMID Cap Fund	1,000.00	1,020.05	5.06	1.00%
Small Cap Fund	1,000.00	1,020.05	5.06	1.00%
Walden Asset Management Fund	1,000.00	1,020.05	5.06	1.00%
Walden Equity Fund	1,000.00	1,020.05	5.06	1.00%
Walden Midcap Fund	1,000.00	1,020.05	5.06	1.00%
Walden SMID Cap Fund	1,000.00	1,020.05	5.06	1.00%
Walden Small Cap Fund	1,000.00	1,020.05	5.06	1.00%

(1)         Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2014.

Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	15.0%
Industrials	14.9%
U.S. Government & U.S. Government Agency Obligations	14.0%
Information Technology	13.7%
Health Care	10.0%
Consumer Discretionary	8.9%
Consumer Staples	7.9%
Energy	7.1%
Materials	4.5%
Municipal Bonds	2.0%
Investment Companies	1.8%
Other net assets	0.2%
Total	100.0%

Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Industrials	17.5%
Financials	16.0%
Information Technology	15.9%
Health Care	12.7%
Consumer Discretionary	11.8%
Consumer Staples	10.3%
Energy	8.9%
Materials	5.7%
Investment Companies	1.1%
Other net assets	0.1%
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	16.9%
Industrials	15.8%
Consumer Discretionary	15.1%
Information Technology	14.0%
Health Care	11.7%
Consumer Staples	7.4%
Energy	6.7%
Materials	5.8%
Utilities	4.0%
Real Estate Investment Trusts	1.5%
Investment Companies	1.1%
Other net assets	0.0%
Total	100.0%

SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.6%
Industrials	16.6%
Information Technology	16.3%
Consumer Discretionary	13.1%
Health Care	11.3%
Materials	6.0%
Energy	4.7%
Utilities	4.7%
Consumer Staples	3.2%
Real Estate Investment Trusts	1.9%
Investment Companies	1.5%
Other net assets	0.1%
Total	100.0%

Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.1%
Information Technology	19.2%
Industrials	14.5%
Consumer Discretionary	13.9%
Health Care	12.9%
Materials	5.1%
Utilities	4.2%
Energy	3.6%
Consumer Staples	3.2%
Real Estate Investment Trusts	2.4%
Investment Companies	0.4%
Other net assets	0.5%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2014.

Walden Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	17.1%
Information Technology	15.0%
Financials	13.9%
Industrials	12.0%
Consumer Discretionary	10.1%
Health Care	10.0%
Consumer Staples	9.9%
Energy	5.6%
Materials	3.7%
Investment Companies	1.5%
Municipal Bonds	0.9%
Telecommunication Services	0.1%
Other net assets	0.2%
Total	100.0%

Walden Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Information Technology	16.7%
Financials	15.8%
Industrials	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Consumer Staples	12.5%
Energy	6.9%
Materials	5.5%
Investment Companies	1.5%
Other net assets	0.1%
Total	100.0%

Walden Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Industrials	16.2%
Financials	16.2%
Information Technology	14.3%
Consumer Discretionary	13.9%
Health Care	12.3%
Consumer Staples	7.7%
Energy	7.1%
Materials	6.0%
Utilities	3.4%
Real Estate Investment Trusts	1.6%
Investment Companies	1.3%
Other net assets	0.0%
Total	100.0%

Walden SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	21.2%
Industrials	16.5%
Information Technology	16.0%
Consumer Discretionary	13.2%
Health Care	11.2%
Materials	6.2%
Energy	4.8%
Utilities	4.7%
Consumer Staples	3.3%
Real Estate Investment Trusts	2.0%
Investment Companies	0.9%
Other net assets	0.0%
Total	100.0%

Walden Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	19.9%
Information Technology	19.0%
Industrials	14.8%
Consumer Discretionary	13.6%
Health Care	13.0%
Materials	5.1%
Utilities	4.3%
Energy	3.7%
Consumer Staples	3.3%
Real Estate Investment Trusts	2.3%
Investment Companies	1.0%
Other net assets	0.0%
Total	100.0%

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

This page intentionally left blank.

This page intentionally left blank.

Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street

Boston, MA 02108

Custodian and Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, OH 43214

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/14

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable — Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini	, President

Date	November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini	, President

Date	November 20, 2014

By (Signature and Title)*	/s/ Jennifer Ellis	, Treasurer

Date	November 20, 2014